UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.7%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$45	$50
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	25	26
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	45	48
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	50	53

Total Collateralized Mortgage Obligations (Cost $171)		177

Commercial Paper (3.5%)
Bank of Nova Scotia NY, 0.03% (b), 8/1/11	885	885

Total Commercial Paper (Cost $885)		885

Common Stocks (65.7%)
Aerospace/Defense (2.5%):
Boeing Co.	8,900	627

Airlines (0.5%):
Southwest Airlines Co.	13,500	135

Automotive (2.0%):
Ford Motor Co. (c)	25,800	315
PACCAR, Inc.	4,200	180
		495
Banks (2.3%):
JPMorgan Chase & Co.	14,400	583

Beverages (2.6%):
Anheuser-Busch InBev NV, Sponsored ADR	7,400	426
Dr Pepper Snapple Group, Inc.	6,100	230
		656
Brokerage Services (1.4%):
Charles Schwab Corp.	23,844	356

Chemicals (2.7%):
Ecolab, Inc.	2,700	135
Monsanto Co.	7,396	543
		678
Commercial Services (0.6%):
Iron Mountain, Inc.	1,000	32
Paychex, Inc.	4,571	129
		161
Computers & Peripherals (1.8%):
Cisco Systems, Inc.	29,200	466

Electronics (1.1%):
Johnson Controls, Inc.	7,300	270

Engineering (0.6%):
ABB Ltd., Sponsored ADR	5,800	139

Entertainment (0.6%):
The Walt Disney Co.	3,900	151

Environmental Control (0.4%):
Waste Management, Inc.	3,100	98

Financial Services (1.2%):
Morgan Stanley	13,400	298

See notes to schedules of investments.

Security Description	Shares	Value
Food Processing & Packaging (2.3%):
Kraft Foods, Inc., Class A	7,993	$275
Nestle SA, Sponsored ADR	4,886	311
		586
Forest Products & Paper (0.6%):
International Paper Co.	5,500	163

Health Care (1.9%):
HCA Holdings, Inc. (c)	6,270	167
Medtronic, Inc.	9,000	325
		492
Home Builders (0.5%):
Toll Brothers, Inc. (c)	6,516	130

Insurance (2.3%):
MetLife, Inc.	12,122	499
The Chubb Corp.	1,100	69
		568

Internet Business Services (5.0%):
eBay, Inc. (c)	13,300	436
Google, Inc., Class A (c)	1,375	830
		1,266
Manufacturing-Diversified (0.9%):
Ingersoll-Rand PLC	6,200	232

Medical Supplies (0.7%):
Boston Scientific Corp. (c)	23,500	168

Oil & Gas Exploration-Production & Services (5.8%):
Anadarko Petroleum Corp.	4,508	372
Apache Corp.	3,500	433
Chesapeake Energy Corp.	15,400	529
EOG Resources, Inc.	1,300	133
		1,467
Oil Companies-Integrated (1.7%):
Exxon Mobil Corp.	5,300	423

Oilfield Services & Equipment (5.6%):
Halliburton Co.	7,999	438
Schlumberger Ltd.	8,356	755
Weatherford International Ltd. (c)	10,100	221
		1,414
Pharmaceuticals (4.1%):
Medco Health Solutions, Inc. (c)	2,700	170
Merck & Co., Inc.	7,300	249
Pfizer, Inc.	21,100	406
Vertex Pharmaceuticals, Inc. (c)	3,900	202
		1,027
Retail (1.5%):
Target Corp.	7,517	387

Retail-Drug Stores (1.3%):
Walgreen Co.	8,700	340

Retail-Specialty Stores (1.2%):
Lowe’s Cos., Inc.	14,293	308

Semiconductors (2.7%):
Advanced Micro Devices, Inc. (c)	19,800	145

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Intel Corp.	23,600	$527
		672
Software & Computer Services (4.1%):
Autodesk, Inc. (c)	5,700	196
Microsoft Corp.	30,354	832
		1,028
Steel (1.0%):
Nucor Corp.	6,792	264

Telecommunications-Services & Equipment (0.9%):
American Tower Corp., Class A (c)	4,300	226

Transportation Services (1.3%):
United Parcel Service, Inc., Class B	4,735	328

Total Common Stocks (Cost $15,571)		16,602

Corporate Bonds (7.6%)
Aerospace/Defense (0.1%):
Lockheed Martin Corp., 5.50%, 11/15/39	$5	5
United Technologies Corp.
5.38%, 12/15/17	5	6
6.13%, 7/15/38	5	6
		17
Banks (1.2%):
Asian Development Bank, 4.50%, 9/4/12, MTN	15	16
Bank of America Corp.
6.25%, 4/15/12	10	10
5.65%, 5/1/18	20	21
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/12, MTN	20	21
European Investment Bank
2.38%, 3/14/14	10	10
5.13%, 9/13/16	15	18
Inter-American Development Bank, 4.50%, 9/15/14	20	22
International Bank Recon & Development, 7.63%, 1/19/23	5	7
KFW
1.25%, 6/15/12	10	10
4.13%, 10/15/14	15	17
4.00%, 1/27/20	15	16
Korea Developmental Bank, 5.75%, 9/10/13	20	22
Landwirtsch Rentenbank, 1.88%, 9/24/12	10	10
Morgan Stanley, 5.30%, 3/1/13	20	21
U.S. Bank N.A., 4.80%, 4/15/15	15	17
UBS AG Stamford CT, 5.88%, 12/20/17	15	17
Wachovia Corp., 5.25%, 8/1/14	25	27
Wells Fargo & Co., 5.13%, 9/15/16	15	16
		298
Beverages (0.1%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	10	12
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	10	14
PepsiCo, Inc., 5.50%, 1/15/40	10	11
		37
Chemicals (0.2%):
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	5	6
6.00%, 7/15/18	5	6
Eastman Chemical, 7.60%, 2/1/27	6	7
The Dow Chemical Co.
6.00%, 10/1/12	5	5

See notes to schedules of investments.

Security Description	Principal Amount	Value
8.55%, 5/15/19	$5	$7
7.38%, 11/1/29	5	6
		37
Computers (0.0%):
Hewlett-Packard Co., 6.13%, 3/1/14	5	6

Consumer Products (0.0%):
Clorox Co., 5.00%, 1/15/15	5	5

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	5	5
6.25%, 7/15/18	10	12
Procter & Gamble Co.
4.95%, 8/15/14	5	6
5.80%, 8/15/34	10	11
		34
Diversified Financial Services (0.2%):
American Express Co., 7.00%, 3/19/18	15	18
Credit Suisse USA, Inc.
5.13%, 1/15/14	10	11
4.88%, 1/15/15	15	17
HSBC Finance Corp., 6.38%, 11/27/12	5	5
		51
Electric (0.0%):
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	10	10

Electric Integrated (0.4%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	15	17
Series C, 5.15%, 7/15/15	5	6
Duke Energy Carolinas LLC, 6.25%, 1/15/12	10	10
Exelon Corp., 4.90%, 6/15/15	10	11
MidAmerican Energy Holdings, 6.50%, 9/15/37	15	18
NiSource Finance Corp., 10.75%, 3/15/16	5	7
Pacific Gas & Electric Co.
4.80%, 3/1/14	6	6
6.05%, 3/1/34	13	14
PacifiCorp, 6.00%, 1/15/39	10	12
Southern California Edison Co., 5.63%, 2/1/36	8	9
		110
Electronics (0.1%):
General Electric Co.
5.00%, 2/1/13	10	11
5.25%, 12/6/17	15	17
		28
Energy (0.1%):
Petrobras International Finance Co., 5.38%, 1/27/21	20	21

Financial Services (1.1%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	15	16
Boeing Capital Corp., 5.80%, 1/15/13	8	9
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	5	5
Citigroup, Inc.
4.75%, 5/19/15	20	21
6.13%, 11/21/17	25	28
General Electric Capital Corp.
5.63%, 5/1/18	20	22
Series A, 6.00%, 6/15/12, MTN	10	11
Series A, 6.15%, 8/7/37, MTN	10	11

See notes to schedules of investments.

Security Description	Principal Amount	Value
Goldman Sachs Capital I, 6.35%, 2/15/34	$25	$24
Goldman Sachs Group, Inc., 5.75%, 10/1/16	20	22
HSBC Finance Corp., 5.00%, 6/30/15	5	5
John Deere Capital Corp., 5.10%, 1/15/13	5	5
JPMorgan Chase & Co.
2.60%, 1/15/16	30	30
6.40%, 5/15/38	20	23
Merrill Lynch & Co., Inc.
5.00%, 1/15/15, MTN	10	11
Series C, 6.40%, 8/28/17, MTN	15	17
Morgan Stanley, 3.45%, 11/2/15	10	10
SLM Corp., 5.00%, 10/1/13, MTN	10	10
		280

Food Distributors, Supermarkets & Wholesalers (0.0%):
Kroger Co., 7.50%, 4/1/31	2	3

Food Processing & Packaging (0.1%):
Kraft Foods, Inc.
5.25%, 10/1/13	15	16
6.13%, 2/1/18	15	18
		34
Forest Products & Paper (0.0%):
International Paper Co., 7.50%, 8/15/21	5	6

Governments-Foreign (0.6%):
Federal Republic of Brazil
7.88%, 3/7/15	10	12
7.13%, 1/20/37	10	13
Province of Ontario
4.10%, 6/16/14	15	16
4.00%, 10/7/19	20	21
Province of Quebec, 7.50%, 9/15/29	20	28
Republic of Italy, 4.50%, 1/21/15	15	16
United Mexican States
5.88%, 2/17/14	10	11
Series E, 5.95%, 3/19/19, MTN	15	17
		134
Health Care (0.2%):
Medtronic, Inc.
3.00%, 3/15/15	15	16
4.45%, 3/15/20	10	11
UnitedHealth Group, Inc., 4.88%, 3/15/15	5	6
WellPoint, Inc.
6.80%, 8/1/12	5	5
5.95%, 12/15/34	6	6
		44
Heavy Machinery (0.0%):
Caterpillar, Inc., 6.05%, 8/15/36	5	6

Insurance (0.2%):
Allstate Corp., 5.55%, 5/9/35	5	5
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	5	5
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc.
5.38%, 12/15/12	5	5
5.70%, 6/15/35	5	5
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	5	5
5.10%, 9/20/14, MTN	5	6
Series D, 6.63%, 12/1/37, MTN	5	6
		45

See notes to schedules of investments.

Security Description	Principal Amount	Value
Media (0.2%):
CBS Corp., 7.88%, 7/30/30	$5	$6
DIRECTV Holdings/Financing, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	5	5
News America, Inc.
6.90%, 3/1/19	5	6
6.20%, 12/15/34	4	4
The Walt Disney Co., Series D, 4.50%, 12/15/13, MTN	5	5
Thomson Reuters Corp., 5.70%, 10/1/14	5	6
Time Warner Cable, Inc., 5.85%, 5/1/17	5	6
Time Warner, Inc.
5.88%, 11/15/16	5	6
6.50%, 11/15/36	10	11
		55
Medical Supplies (0.1%):
Cardinal Health, Inc., 5.85%, 12/15/17	20	23

Minerals (0.0%):
Vale Overseas Ltd., 6.88%, 11/21/36	5	6

Multi-National Funds (0.1%):
International Bank for Reconstruction & Development, 2.13%, 3/15/16	15	16

Oil & Gas Services (0.1%):
Halliburton Co., 6.15%, 9/15/19	10	12

Oil & Gas-Exploration & Production (0.1%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	10	11
Occidental Petroleum Corp., 4.10%, 2/1/21	15	16
Transocean, Inc., 6.80%, 3/15/38	5	6
		33
Oil Companies-Integrated (0.3%):
Conoco, Inc., 6.95%, 4/15/29	15	19
ConocoPhillips Co., 5.75%, 2/1/19	15	18
Petro-Canada, 4.00%, 7/15/13	10	10
Shell International Finance BV, 4.30%, 9/22/19	15	16
		63
Pharmaceuticals (0.3%):
Abbott Laboratories, 5.30%, 5/27/40	15	16
AstraZeneca PLC, 5.90%, 9/15/17	15	18
Novartis Capital Corp., 1.90%, 4/24/13	5	5
Wyeth
5.50%, 2/1/14	10	11
6.50%, 2/1/34	10	12
		62
Pipelines (0.3%):
Energy Transfer Partners LP, 5.95%, 2/1/15	10	11
Enterprise Products Partners LP, 6.50%, 1/31/19	15	18
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	10	11
TransCanada PipeLines Ltd., 3.80%, 10/1/20	10	10
Williams Cos., Inc., 7.88%, 9/1/21	10	13
		63
Primary Metal & Mineral Production (0.2%):
Alcoa, Inc., 6.00%, 7/15/13	10	11
BHP Billiton Finance BV, 4.80%, 4/15/13	5	5
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	9	10
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	10	12
		38
Radio & Television (0.1%):
Comcast Corp.

See notes to schedules of investments.

Security Description	Principal Amount	Value
4.95%, 6/15/16	$5	$6
6.45%, 3/15/37	10	11
Cox Communications, Inc., 7.13%, 10/1/12	5	5
		22
Railroads (0.1%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	10	12
CSX Corp., 6.15%, 5/1/37	10	11
		23
Real Estate Investment Trusts (0.1%):
ERP Operating LP, 5.25%, 9/15/14	10	11
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	10	11
		22
Retail (0.0%):
CVS Caremark Corp., 4.13%, 5/15/21, Callable 2/15/21 @ 100	10	10

Retail-Discount (0.1%):
Target Corp., 5.88%, 3/1/12	8	8
Wal-Mart Stores, Inc.
3.63%, 7/8/20	10	10
5.25%, 9/1/35	10	11
		29
Retail-Specialty Stores (0.0%):
The Home Depot, Inc., 5.40%, 3/1/16	10	11

Software (0.0%):
Microsoft Corp., 4.00%, 2/8/21	5	5

Software & Computer Services (0.2%):
Cisco Systems, Inc., 5.50%, 2/22/16	10	11
IBM Corp.
4.75%, 11/29/12	15	16
5.60%, 11/30/39	15	17
Oracle Corp., 5.75%, 4/15/18	15	18
		62
Sovereign (0.1%):
Federal Republic of Brazil, 4.88%, 1/22/21	10	11
United Mexican States, Series A, 6.05%, 1/11/40, MTN	5	5
		16
Telecommunications-Cellular (0.1%):
AT&T Wireless, 8.13%, 5/1/12	8	8
Vodafone Group PLC
5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	6
		25
Utilities-Electric (0.1%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	10	12
Hydro-Quebec, 8.40%, 1/15/22	15	21
		33
Utilities-Telecommunications (0.3%):
AT&T, Inc.
5.10%, 9/15/14	20	22
5.80%, 2/15/19	5	6
6.30%, 1/15/38	10	11

See notes to schedules of investments.

Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV, 8.75% (d), 6/15/30	$10	$14
Verizon Communications, Inc.
7.38%, 9/1/12	10	10
5.85%, 9/15/35	10	11
		74
Total Corporate Bonds (Cost $1,851)		1,909

Municipal Bonds (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	15	13

Total Municipal Bonds (Cost $15)		13

U.S. Government Agency Securities (2.1%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	25	27
6.75%, 9/15/29	10	13
Federal National Mortgage Assoc.
0.38%, 12/28/12 (e)	210	210
0.75%, 12/18/13	70	70
2.50%, 5/15/14	15	16
5.00%, 3/15/16	160	185
2.38%, 4/11/16	15	16

Total U.S. Government Agency Securities (Cost $531)		537

U.S. Government Mortgage Backed Agencies (10.1%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 – 11/1/34	19	23
7.00%, 7/1/29 – 4/1/32	12	14
8.00%, 6/1/30	1	2
5.00%, 6/1/33	32	35
4.50%, 12/1/39 (e)	114	119
Federal National Mortgage Assoc.
10.00%, 11/1/13	1	1
10.50%, 11/1/13	2	2
11.00%, 11/1/13	2	2
8.50%, 11/1/17	1	1
8.00%, 11/1/19 – 3/1/30	18	21
4.00%, 1/1/26 – 8/25/41 (e)(f)	441	453
4.50%, 8/25/26 – 8/25/41 (e)(f)	311	326
5.00%, 8/25/26 – 8/25/41 (f)	378	405
5.50%, 8/25/26 – 8/25/41 (f)	400	437
7.00%, 12/1/27	1	1
6.50%, 3/1/29 – 8/25/41 (f)	56	64
6.00%, 10/1/29 – 8/25/41	86	95
7.50%, 11/1/29	5	6
6.63%, 11/15/30	10	13
Government National Mortgage Assoc.
7.50%, 2/15/35	39	46
5.00%, 1/15/39 – 8/20/41 (f)	207	226
4.50%, 2/20/40 – 8/20/40 (e)	168	179
5.50%, 2/20/40	77	86

Total U.S. Government Mortgage Backed Agencies (Cost $2,454)		2,557

U.S. Treasury Obligations (10.4%)
U.S. Treasury Bonds

See notes to schedules of investments.

Security Description	Principal Amount	Value
6.13%, 11/15/27	$57	$75
4.38%, 5/15/40	163	170
U.S. Treasury Notes
0.38%, 10/31/12	140	140
3.13%, 4/30/13 – 5/15/19	790	832
1.00%, 1/15/14	385	390
2.63%, 12/31/14 – 8/15/20	380	393
1.25%, 9/30/15	225	227
2.50%, 6/30/17	393	410

Total U.S. Treasury Obligations (Cost $2,594)		2,637

Total Investments (Cost $24,072) — 100.2%		25,317

Liabilities in excess of other assets — (0.2)%		(58)

NET ASSETS — 100.0%		$25,259

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate represents the effective yield at purchase.

(c)	Non-income producing security.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 7/31/11.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)	Security purchased on a when-issued basis.

ADR	American Depositary Receipt

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Index Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.7%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$200	$223
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	155	159
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	85	101
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	285	303
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	260	275

Total Collateralized Mortgage Obligations (Cost $1,013)		1,061

Commercial Paper (1.4%)
Bank of Nova Scotia NY, 0.03% (b), 8/1/11	562	562

Total Commercial Paper (Cost $562)		562

Corporate Bonds (26.7%)
Aerospace/Defense (0.3%):
Lockheed Martin Corp., 5.50%, 11/15/39	35	37
United Technologies Corp.
5.38%, 12/15/17	30	36
6.13%, 7/15/38	35	41
		114
Banks (4.0%):
Asian Development Bank, 4.50%, 9/4/12, MTN	80	84
Bank of America Corp.
6.25%, 4/15/12	60	62
5.65%, 5/1/18	105	111
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/12, MTN	100	105
European Investment Bank
2.38%, 3/14/14	60	63
5.13%, 9/13/16	70	82
Inter-American Development Bank, 4.50%, 9/15/14	119	132
KFW
1.25%, 6/15/12	40	40
4.13%, 10/15/14	75	82
4.00%, 1/27/20	85	92
Korea Developmental Bank, 5.75%, 9/10/13	105	113
Landwirtsch Rentenbank, 1.88%, 9/24/12	60	61
Morgan Stanley, 5.30%, 3/1/13	120	126
U.S. Bank N.A., 4.80%, 4/15/15	75	83
UBS AG Stamford CT, 5.88%, 12/20/17	75	84
Wachovia Corp., 5.25%, 8/1/14	135	146
Wells Fargo & Co., 5.13%, 9/15/16	90	98
		1,564
Beverages (0.5%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	55	62
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	65	91
PepsiCo, Inc., 5.50%, 1/15/40	45	50
		203
Chemicals (0.4%):
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	30	33
6.00%, 7/15/18	35	42
The Dow Chemical Co.
6.00%, 10/1/12	20	21
8.55%, 5/15/19	25	33

See notes to schedules of investments.

Security Description	Principal Amount	Value
7.38%, 11/1/29	$30	$38
		167
Computers (0.1%):
Hewlett-Packard Co., 6.13%, 3/1/14	35	39

Consumer Products (0.1%):
Clorox Co., 5.00%, 1/15/15	20	21

Cosmetics & Toiletries (0.5%):
Kimberly-Clark Corp.
5.00%, 8/15/13	40	44
6.25%, 7/15/18	50	60
Procter & Gamble Co.
4.95%, 8/15/14	35	39
5.80%, 8/15/34	50	57
		200
Diversified Financial Services (0.7%):
American Express Co., 7.00%, 3/19/18	70	84
Credit Suisse USA, Inc.
5.13%, 1/15/14	55	60
4.88%, 1/15/15	75	82
HSBC Finance Corp., 6.38%, 11/27/12	40	43
		269
Electric (0.1%):
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	40	42

Electric Integrated (1.6%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	90	104
Series C, 5.15%, 7/15/15	35	39
Duke Energy Carolinas LLC, 6.25%, 1/15/12	50	51
Exelon Corp., 4.90%, 6/15/15	50	55
MidAmerican Energy Holdings, 6.50%, 9/15/37	75	88
NiSource Finance Corp., 10.75%, 3/15/16	30	40
Pacific Gas & Electric Co.
4.80%, 3/1/14	44	48
6.05%, 3/1/34	65	73
PacifiCorp, 6.00%, 1/15/39	45	52
Southern California Edison Co., 5.63%, 2/1/36	55	61
		611
Electronics (0.3%):
General Electric Co.
5.00%, 2/1/13	45	48
5.25%, 12/6/17	65	73
		121
Energy (0.3%):
Petrobras International Finance Co., 5.38%, 1/27/21	100	106

Financial Services (3.9%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	75	81
Boeing Capital Corp., 5.80%, 1/15/13	44	47
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	40	44
Citigroup, Inc.
4.75%, 5/19/15	115	123
6.13%, 11/21/17	125	140
General Electric Capital Corp.
5.63%, 5/1/18	100	112
Series A, 6.00%, 6/15/12, MTN	65	68
Series A, 6.15%, 8/7/37, MTN	50	53
Goldman Sachs Capital I, 6.35%, 2/15/34	140	134

See notes to schedules of investments.

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc., 5.75%, 10/1/16	$95	$106
HSBC Finance Corp., 5.00%, 6/30/15	40	43
John Deere Capital Corp., 5.10%, 1/15/13	40	43
JPMorgan Chase & Co.
2.60%, 1/15/16	145	144
6.40%, 5/15/38	115	130
Merrill Lynch & Co., Inc.
5.00%, 1/15/15, MTN	45	48
Series C, 6.40%, 8/28/17, MTN	75	83
Morgan Stanley, 3.45%, 11/2/15	60	60
SLM Corp., 5.00%, 10/1/13, MTN	40	41
		1,500
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	20	25

Food Processing & Packaging (0.5%):
Kraft Foods, Inc.
5.25%, 10/1/13	75	82
6.13%, 2/1/18	90	106
		188
Forest Products & Paper (0.1%):
International Paper Co., 7.50%, 8/15/21	25	31

Governments-Foreign (1.9%):
Federal Republic of Brazil
7.88%, 3/7/15	50	61
7.13%, 1/20/37	40	51
Province of Ontario
4.10%, 6/16/14	75	82
4.00%, 10/7/19	120	128
Province of Quebec, 7.50%, 9/15/29	90	124
Republic of Italy
4.50%, 1/21/15	80	83
6.88%, 9/27/23	40	43
United Mexican States
5.88%, 2/17/14	50	55
Series E, 5.95%, 3/19/19, MTN	99	115
		742
Health Care (0.5%):
Medtronic, Inc.
3.00%, 3/15/15	70	74
4.45%, 3/15/20	45	48
UnitedHealth Group, Inc., 4.88%, 3/15/15	30	33
WellPoint, Inc.
6.80%, 8/1/12	25	27
5.95%, 12/15/34	24	26
		208
Heavy Machinery (0.1%):
Caterpillar, Inc., 6.05%, 8/15/36	35	41

Insurance (0.8%):
Allstate Corp., 5.55%, 5/9/35	30	31
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	40	43
Cincinnati Financial Corp., 6.13%, 11/1/34	25	25
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	42	47
MetLife, Inc.
5.38%, 12/15/12	30	32
5.70%, 6/15/35	30	31
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	20	20
5.10%, 9/20/14, MTN	40	44

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series D, 6.63%, 12/1/37, MTN	$35	$39
		312
Media (0.7%):
CBS Corp., 7.88%, 7/30/30	15	18
DIRECTV Holdings/Financing, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	25	27
News America, Inc.
6.90%, 3/1/19	35	41
6.20%, 12/15/34	25	25
The Walt Disney Co., Series D, 4.50%, 12/15/13, MTN	25	27
Thomson Reuters Corp., 5.70%, 10/1/14	25	28
Time Warner Cable, Inc., 5.85%, 5/1/17	30	35
Time Warner, Inc.
5.88%, 11/15/16	25	29
6.50%, 11/15/36	45	50
		280
Medical Supplies (0.3%):
Cardinal Health, Inc., 5.85%, 12/15/17	95	110

Minerals (0.1%):
Vale Overseas Ltd., 6.88%, 11/21/36	35	40

Multi-National Funds (0.2%):
International Bank for Reconstruction & Development, 2.13%, 3/15/16	85	88

Oil & Gas Services (0.2%):
Halliburton Co., 6.15%, 9/15/19	60	72

Oil & Gas-Exploration & Production (0.5%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	65	71
Occidental Petroleum Corp., 4.10%, 2/1/21	80	84
Transocean, Inc., 6.80%, 3/15/38	20	23
		178
Oil Companies-Integrated (0.8%):
Conoco, Inc., 6.95%, 4/15/29	85	107
ConocoPhillips Co., 5.75%, 2/1/19	70	82
Petro-Canada, 4.00%, 7/15/13	50	52
Shell International Finance BV, 4.30%, 9/22/19	80	87
		328
Pharmaceuticals (0.9%):
Abbott Laboratories, 5.30%, 5/27/40	75	80
AstraZeneca PLC, 5.90%, 9/15/17	90	107
Novartis Capital Corp., 1.90%, 4/24/13	30	31
Wyeth
5.50%, 2/1/14	60	67
6.50%, 2/1/34	55	66
		351
Pipelines (1.0%):
Energy Transfer Partners LP, 5.95%, 2/1/15	45	51
Enterprise Products Partners LP, 6.50%, 1/31/19	100	118
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	55	63
TransCanada PipeLines Ltd., 3.80%, 10/1/20	55	56
Williams Cos., Inc., 7.88%, 9/1/21	65	82
		370
Primary Metal & Mineral Production (0.6%):
Alcoa, Inc., 6.00%, 7/15/13	40	43
BHP Billiton Finance BV, 4.80%, 4/15/13	40	43
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	60	66

See notes to schedules of investments.

Security Description	Principal Amount	Value
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	$65	$78
		230
Radio & Television (0.3%):
Comcast Corp.
4.95%, 6/15/16	40	45
6.45%, 3/15/37	60	67
Cox Communications, Inc., 7.13%, 10/1/12	18	19
		131
Railroads (0.2%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	45	52
CSX Corp., 6.15%, 5/1/37	40	45
		97
Real Estate Investment Trusts (0.3%):
ERP Operating LP, 5.25%, 9/15/14	60	66
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	55	62
		128
Retail (0.1%):
CVS Caremark Corp., 4.13%, 5/15/21, Callable 2/15/21 @ 100	40	41

Retail-Discount (0.5%):
Target Corp., 5.88%, 3/1/12	31	32
Wal-Mart Stores, Inc.
3.63%, 7/8/20	70	72
5.25%, 9/1/35	75	78
		182
Retail-Specialty Stores (0.1%):
The Home Depot, Inc., 5.40%, 3/1/16	50	57

Software (0.1%):
Microsoft Corp., 4.00%, 2/8/21	35	37

Software & Computer Services (0.8%):
Cisco Systems, Inc., 5.50%, 2/22/16	55	64
IBM Corp.
4.75%, 11/29/12	75	79
5.60%, 11/30/39	70	77
Oracle Corp., 5.75%, 4/15/18	70	83
		303
Sovereign (0.3%):
Federal Republic of Brazil, 4.88%, 1/22/21	65	71
United Mexican States, Series A, 6.05%, 1/11/40, MTN	35	39
		110
Telecommunications-Cellular (0.4%):
AT&T Wireless, 8.13%, 5/1/12	31	33
Vodafone Group PLC
5.00%, 12/16/13	20	22
5.63%, 2/27/17	35	40
6.15%, 2/27/37	40	45
		140
Utilities-Electric (0.4%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	45	53

See notes to schedules of investments.

Security Description	Principal Amount	Value
Hydro-Quebec, 8.40%, 1/15/22	$75	$105
		158
Utilities-Telecommunications (1.1%):
AT&T, Inc.
5.10%, 9/15/14	95	105
5.80%, 2/15/19	40	47
6.30%, 1/15/38	55	61
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	55	76
Verizon Communications, Inc.
7.38%, 9/1/12	60	64
5.85%, 9/15/35	65	71
		424
Total Corporate Bonds (Cost $10,000)		10,359

Municipal Bonds (0.2%)
Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	80	72

Total Municipal Bonds (Cost $80)		72

U.S. Government Agency Securities (6.7%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	70	76
6.75%, 9/15/29	45	59
Federal National Mortgage Assoc.
0.38%, 12/28/12 (d)	1,040	1,040
0.75%, 12/18/13	340	341
2.50%, 5/15/14	70	73
5.00%, 3/15/16	790	914
2.38%, 4/11/16	80	83

Total U.S. Government Agency Securities (Cost $2,557)		2,586

U.S. Government Mortgage Backed Agencies (34.4%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	45	49
7.50%, 4/1/28	5	5
6.50%, 8/1/29 – 11/1/34	173	199
7.00%, 1/1/30	4	5
5.00%, 6/1/34	154	165
5.50%, 9/1/38	503	546
4.50%, 12/1/39 (d)	835	874
Federal National Mortgage Assoc.
10.00%, 11/1/13	3	4
10.50%, 11/1/13	2	2
11.00%, 11/1/13	3	3
8.00%, 11/1/19 – 2/1/33	97	115
4.00%, 1/1/26 – 8/25/41 (d)(e)	2,144	2,206
4.50%, 8/25/26 – 8/25/41 (d)(e)	1,641	1,726
5.00%, 8/25/26 – 8/25/41 (e)	1,710	1,837
5.50%, 8/25/26 – 8/25/41 (e)	1,524	1,653
7.00%, 10/1/26 – 12/1/29	14	17
6.50%, 9/1/28 – 8/25/41 (e)	44	50
7.50%, 12/1/28	3	3
6.00%, 10/1/29 – 8/25/41	773	858
6.63%, 11/15/30	45	59
8.50%, 4/1/31	4	5
Government National Mortgage Assoc.
7.50%, 12/15/27 – 2/15/35	252	295

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.00%, 7/15/39 – 8/20/41 (e)	$1,090	$1,190
4.50%, 2/20/40 – 8/20/40 (e)	1,159	1,234
5.50%, 2/20/40 – 8/15/41	228	254

Total U.S. Government Mortgage Backed Agencies (Cost $12,859)		13,354

U.S. Treasury Obligations (28.5%)
U.S. Treasury Bonds
6.13%, 11/15/27	173	227
4.38%, 5/15/40	802	836
U.S. Treasury Notes
3.13%, 4/30/13 – 5/15/19	3,920	4,125
1.00%, 1/15/14	1,200	1,217
2.63%, 12/31/14 – 8/15/20	1,714	1,781
1.25%, 9/30/15	1,130	1,141
2.50%, 6/30/17	1,665	1,738

Total U.S. Treasury Obligations (Cost $10,914)		11,065

Total Investments (Cost $37,985) — 100.6%		39,059

Liabilities in excess of other assets — (0.6)%		(231)

NET ASSETS — 100.0%		$38,828

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate represents the effective yield at purchase.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 7/31/11.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Security purchased on a when-issued basis.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.5%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$17,767	$17,767

Total Commercial Paper (Amortized Cost $17,767)		17,767

Common Stocks (99.1%)
Aerospace/Defense (3.8%):
Boeing Co.	1,918,320	135,184

Airlines (0.7%):
Southwest Airlines Co.	2,534,500	25,244

Automotive (3.0%):
Ford Motor Co. (b)	5,643,700	68,909
PACCAR, Inc.	919,147	39,349
		108,258
Banks (3.6%):
JPMorgan Chase & Co.	3,150,200	127,426

Beverages (3.9%):
Anheuser-Busch InBev NV, Sponsored ADR	1,615,730	93,034
Dr Pepper Snapple Group, Inc.	1,220,215	46,075
		139,109
Brokerage Services (2.2%):
Charles Schwab Corp.	5,292,770	79,021

Chemicals (3.9%):
Ecolab, Inc.	529,000	26,450
Monsanto Co.	1,521,945	111,832
		138,282
Commercial Services (0.7%):
Iron Mountain, Inc.	27,340	865
Paychex, Inc.	889,429	25,108
		25,973
Computers & Peripherals (2.8%):
Cisco Systems, Inc.	6,381,000	101,905

Electronics (1.6%):
Johnson Controls, Inc.	1,569,570	57,996

Engineering (0.8%):
ABB Ltd., Sponsored ADR	1,242,900	29,755

Entertainment (0.9%):
The Walt Disney Co.	843,000	32,557

Environmental Control (0.6%):
Waste Management, Inc.	675,000	21,256

Financial Services (1.7%):
Morgan Stanley	2,806,100	62,436

Food Processing & Packaging (3.4%):
Kraft Foods, Inc., Class A	1,583,599	54,444
Nestle SA, Sponsored ADR	1,062,794	67,753
		122,197
Forest Products & Paper (1.0%):
International Paper Co.	1,180,000	35,046

Health Care (2.9%):
HCA Holdings, Inc. (b)	1,338,065	35,700

See notes to schedules of investments.

Security Description	Shares	Value
Medtronic, Inc.	1,936,824	$69,822
		105,522
Home Builders (0.8%):
Toll Brothers, Inc. (b)	1,433,364	28,610

Insurance (3.6%):
MetLife, Inc.	2,648,605	109,149
The Chubb Corp.	330,800	20,668
		129,817
Internet Business Services (7.6%):
eBay, Inc. (b)	2,848,000	93,272
Google, Inc., Class A (b)	299,100	180,564
		273,836
Manufacturing-Diversified (1.4%):
Ingersoll-Rand PLC	1,364,178	51,047

Medical Supplies (1.0%):
Boston Scientific Corp. (b)	5,193,020	37,182

Oil & Gas Exploration-Production & Services (8.8%):
Anadarko Petroleum Corp.	991,814	81,884
Apache Corp.	753,000	93,161
Chesapeake Energy Corp.	3,294,774	113,176
EOG Resources, Inc.	278,000	28,356
		316,577
Oil Companies-Integrated (2.3%):
Exxon Mobil Corp.	1,053,100	84,027

Oilfield Services & Equipment (8.5%):
Halliburton Co.	1,754,621	96,030
Schlumberger Ltd.	1,793,157	162,048
Weatherford International Ltd. (b)	2,175,640	47,690
		305,768
Pharmaceuticals (6.1%):
Medco Health Solutions, Inc. (b)	572,000	35,967
Merck & Co., Inc.	1,563,800	53,373
Pfizer, Inc.	4,523,300	87,028
Vertex Pharmaceuticals, Inc. (b)	843,000	43,718
		220,086
Retail (2.3%):
Target Corp.	1,629,476	83,902

Retail-Drug Stores (2.0%):
Walgreen Co.	1,863,580	72,754

Retail-Specialty Stores (1.9%):
Lowe’s Cos., Inc.	3,078,076	66,425

Semiconductors (4.1%):
Advanced Micro Devices, Inc. (b)	4,321,000	31,716
Intel Corp.	5,153,000	115,067
		146,783
Software & Computer Services (6.1%):
Autodesk, Inc. (b)	1,171,000	40,282
Microsoft Corp.	6,535,331	179,068
		219,350
Steel (1.7%):
Nucor Corp.	1,529,393	59,478

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunications-Services & Equipment (1.4%):
American Tower Corp., Class A (b)	954,472	$50,138

Transportation Services (2.0%):
United Parcel Service, Inc., Class B	1,043,848	72,255

Total Common Stocks (Cost $3,266,340)		3,565,202

Total Investments (Cost $3,284,107) — 99.6%		3,582,969

Other assets in excess of liabilities — 0.4%		14,555

NET ASSETS — 100.0%		$3,597,524

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.5%)
Bank of Nova Scotia NY, 0.04% (a), 8/1/11	$53,324	$53,324

Total Commercial Paper (Amortized Cost $53,324)		53,324

Common Stocks (93.3%)
Aerospace/Defense (1.4%):
Raytheon Co.	258,000	11,540

Apparel & Footwear (1.4%):
VF Corp.	100,000	11,680

Automotive Parts (2.5%):
Genuine Parts Co.	187,000	9,941
Penske Automotive Group, Inc.	459,500	10,169
		20,110
Banks (3.3%):
City National Corp.	185,000	9,931
Cullen/Frost Bankers, Inc.	179,000	9,645
SunTrust Banks, Inc.	301,000	7,371
		26,947
Brokerage Services (1.3%):
Lazard Ltd., Class A	308,000	10,349

Chemicals (0.9%):
PPG Industries, Inc.	91,000	7,662

Commercial Services (2.5%):
Choice Hotels International, Inc.	232,000	7,073
Cintas Corp.	414,000	13,476
		20,549
Computers (0.8%):
Seagate Technology PLC	491,000	6,820

Containers & Packaging (2.7%):
Owens-Illinois, Inc. (b)	465,000	10,774
Sonoco Products Co.	354,000	11,346
		22,120
Electronics (2.8%):
Hubbell, Inc., Class B	147,000	8,742
Johnson Controls, Inc.	377,600	13,952
		22,694
Financial Services (2.0%):
Affiliated Managers Group, Inc. (b)	54,000	5,634
Capitol Federal Financial, Inc.	952,100	10,892
		16,526
Food Distributors, Supermarkets & Wholesalers (3.2%):
Ralcorp Holdings, Inc. (b)	156,000	13,494
Safeway, Inc.	626,000	12,626
		26,120
Food Processing & Packaging (1.8%):
ConAgra, Inc.	208,000	5,327
Corn Products International, Inc.	184,825	9,406
		14,733
Health Care (3.0%):
DENTSPLY International, Inc.	484,000	18,339

See notes to schedules of investments.

Security Description	Shares	Value
Hill-Rom Holdings, Inc.	167,000	$6,227
		24,566
Insurance (9.5%):
Alleghany Corp. (b)	37,062	12,208
Arch Capital Group Ltd. (b)	430,000	14,534
Marsh & McLennan Cos., Inc.	611,000	18,018
StanCorp Financial Group, Inc.	161,934	5,386
The Chubb Corp.	229,000	14,308
W.R. Berkley Corp.	435,000	13,394
		77,848
Investment Companies (1.2%):
Franklin Resources, Inc.	79,000	10,030

Machine-Diversified (2.7%):
Dover Corp.	155,000	9,373
Kennametal, Inc.	329,000	12,972
		22,345
Manufacturing-Diversified (5.5%):
Ingersoll-Rand PLC	314,000	11,750
Leucadia National Corp.	393,000	13,232
Mohawk Industries, Inc. (b)	201,000	10,458
Parker Hannifin Corp.	119,500	9,443
		44,883
Manufacturing-Miscellaneous (1.3%):
ITT Industries, Inc.	192,000	10,241

Medical Services (1.6%):
Quest Diagnostics, Inc.	245,000	13,232

Medical Supplies (4.1%):
C.R. Bard, Inc.	107,000	10,559
Hologic, Inc. (b)	456,000	8,468
Zimmer Holdings, Inc. (b)	241,500	14,495
		33,522
Oil & Gas Exploration-Production & Services (6.1%):
Cimarex Energy Co.	87,039	7,670
Devon Energy Corp.	133,000	10,467
Forest Oil Corp. (b)	303,000	7,878
Helmerich & Payne, Inc.	183,000	12,636
Patterson-UTI Energy, Inc.	358,000	11,646
		50,297
Oil Marketing & Refining (1.2%):
Valero Energy Corp.	389,000	9,772

Paint, Varnishes & Enamels (2.3%):
RPM International, Inc.	518,000	10,919
The Sherwin-Williams Co.	99,000	7,640
		18,559
Pipelines (2.9%):
National Fuel Gas Co.	143,000	10,351
Questar Corp.	719,000	13,251
		23,602
Real Estate Investment Trusts (3.4%):
Alexandria Real Estate Equities, Inc.	109,000	8,938
Regency Centers Corp.	234,000	10,512
Ventas, Inc.	152,600	8,260
		27,710

See notes to schedules of investments.

Security Description	Shares	Value
Restaurants (1.8%):
Darden Restaurants, Inc.	289,000	$14,681

Retail-Department Stores (2.1%):
Kohl’s Corp.	309,000	16,905

Retail-Specialty Stores (1.0%):
PetSmart, Inc.	188,000	8,088

Semiconductors (3.4%):
Analog Devices, Inc.	229,000	7,877
KLA-Tencor Corp.	257,000	10,234
Lam Research Corp. (b)	236,000	9,648
		27,759
Software & Computer Services (2.7%):
DST Systems, Inc.	193,000	9,880
Ingram Micro, Inc., Class A (b)	675,000	12,521
		22,401
Staffing (1.5%):
Robert Half International, Inc.	442,000	12,102

Steel (1.4%):
Allegheny Technologies, Inc.	199,000	11,580

Transportation Services (1.4%):
Con-way, Inc.	307,500	11,261

Utilities-Electric (4.1%):
Alliant Energy Corp.	345,000	13,597
Hawaiian Electric Industries, Inc.	438,000	10,249
Xcel Energy, Inc.	417,000	10,008
		33,854
Utilities-Natural Gas (2.5%):
Energen Corp.	203,000	11,938
Sempra Energy	172,000	8,719
		20,657
Total Common Stocks (Cost $644,847)		763,745

Exchange Traded Funds (1.2%)
iShares Russell Midcap Value Index Fund	221,000	10,137

Total Exchange Traded Funds (Cost $8,856)		10,137

Total Investments (Cost $707,027) — 101.0%		827,206

Liabilities in excess of other assets — (1.0)%		(8,294)

NET ASSETS — 100.0%		$818,912

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	July 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (12.0%)
Straight-A Funding LLC
0.16% (a), 9/6/11 (b)	$8,100	$8,099
0.16% (a), 9/14/11 (b)	10,006	10,004
0.16% (a), 10/3/11 (b)	60,170	60,153

Total Commercial Paper (Amortized Cost $78,256)		78,256

Corporate Bonds (5.0%)
American Express Bank FSB, 3.15%, 12/9/11	15,000	15,159
Citigroup, Inc., 2.13%, 4/30/12	17,000	17,239

Total Corporate Bonds (Amortized Cost $32,398)		32,398

U.S. Government Agency Securities (37.2%)
Federal Farm Credit Bank
0.01% (a), 8/1/11	5,000	5,000
0.24% (c), 8/26/11	125,000	124,999
0.13% (c), 11/4/11	50,000	49,999
Federal Home Loan Bank, 0.10% (a), 8/24/11	10,000	9,999
Federal Home Loan Mortgage Corp.
0.20% (c), 8/5/11, MTN	9,500	9,500
0.12% (a), 1/19/12	15,000	14,991
Federal National Mortgage Assoc.
0.07% (a), 8/3/11	7,500	7,500
0.13% (a), 3/12/12	20,000	19,984

Total U.S. Government Agency Securities (Amortized Cost $241,972)		241,972

U.S. Treasury Obligations (3.9%)
U.S. Treasury Bills, 0.06% (a), 10/27/11	25,000	24,997

Total U.S. Treasury Obligations (Amortized Cost $24,997)		24,997

Repurchase Agreements (38.8%)
Deutsche Bank Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $70,001, collateralized by U.S. Treasury Securities, 0.50%, 11/15/13, market value $71,400)	70,000	70,000
Goldman Sachs Group, Inc., 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $52,801, collateralized by U.S. Government Agency Securities, 0.00%-4.75%, 11/7/11-1/19/16, market value $53,857)	52,800	52,800
Morgan Stanley, 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 5.00%, 4/1/38, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.15%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $50,001, collateralized by U.S. Treasury Securities, 3.13%, 5/15/21, market value $51,002)	50,000	50,000
RBS Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 3.20%, 4/1/41, market value $5,101)	5,000	5,000
UBS Securities LLC, 0.21%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $70,001, collateralized by U.S. Government Agency Securities, 4.00%-5.00%, 5/15/26-7/15/41, market value $71,400)	70,000	70,000

Total Repurchase Agreements (Amortized Cost $252,800)		252,800

Total Investments (Amortized Cost $630,423) (d) — 96.9%		630,423

Other assets in excess of liabilities — 3.1%		20,400

NET ASSETS — 100.0%		$650,823

(a)	Rate represents the effective yield at purchase.

See notes to schedules of investments.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(d)	Represents cost for financial reporting and federal income tax purposes.

FSB	Federal Savings Bank

LLC	Limited Liability Co.

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	July 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (6.7%)
Bank of Montreal Chicago, 0.12%, 8/8/11	$14,000	$14,000
Bank of Nova Scotia, 0.22% (a), 10/11/11	6,800	6,800
National Australia Bank Ltd. NY, 0.27% (a), 10/5/11	3,000	3,000
Royal Bank of Canada NY, 0.26% (a), 10/14/11	3,600	3,600

Total Certificates of Deposit (Amortized Cost $27,400)		27,400

Commercial Paper (35.9%)
Bank of Nova Scotia NY, 0.10% (b), 8/4/11	15,000	15,000
Canadian Imperial Holdings, Inc., 0.10% (b), 8/8/11	14,000	14,000
Coca-Cola Co., 0.16% (b), 11/2/11 (c)	6,700	6,697
eBay, Inc., 0.12% (b), 9/13/11 (c)	13,400	13,398
General Electric Co., 0.12% (b), 9/16/11	15,000	14,998
HSBC USA, Inc., 0.07% (b), 8/2/11	2,600	2,600
Illinois Tool Works, Inc., 0.09% (b), 8/15/11 (c)	6,400	6,400
John Deere Capital Corp., 0.09% (b), 8/5/11 (c)	4,300	4,300
NetJets, Inc.
0.10% (b), 9/1/11 (c)	4,100	4,100
0.11% (b), 9/2/11 (c)	8,800	8,799
Northwestern University
0.12% (b), 8/26/11	6,600	6,600
0.16% (b), 9/14/11	3,200	3,199
Procter & Gamble Co., 0.15% (b), 12/2/11 (c)	13,100	13,093
Straight-A Funding LLC
0.09% (b), 8/2/11 (c)	14,100	14,100
0.16% (b), 9/6/11 (c)	5,500	5,499
Toyota Motor Credit Corp.
0.20% (b), 10/4/11	10,700	10,696
0.31% (b), 2/28/12	2,100	2,096

Total Commercial Paper (Amortized Cost $145,575)		145,575

Corporate Bonds (10.7%)
Asset Funding Co. Ltd., 0.91% (a), 8/23/11 (c)	17,000	17,000
Citigroup, Inc., 2.13%, 4/30/12	10,000	10,141
IBM International Group Capital LLC, 0.52% (a), 6/26/12 (c)	4,000	4,000
IFC Discount Note, 0.15% (b), 8/9/11	3,900	3,900
Wal-Mart Stores, Inc., 5.23% (d), 6/1/12	8,000	8,329

Total Corporate Bonds (Amortized Cost $43,370)		43,370

Municipal Bonds (1.3%)
Denver Public Schools Certificates, Series A-2, 0.10% (a), 12/15/37, LOC JPMorgan Chase Bank, AGM	1,200	1,200
San Jose Financing Authority Revenue, Series F, 0.14% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000

Total Municipal Bonds (Amortized Cost $5,200)		5,200

U.S. Government Agency Securities (7.8%)
Federal Home Loan Mortgage Corp.
0.20% (a), 8/5/11, MTN	6,100	6,100
0.22% (a), 11/7/11, MTN	6,000	5,999
0.07% (a), 11/9/11	10,000	9,994

See notes to schedules of investments.

Security Description	Principal Amount	Value
0.08% (a), 1/13/12	$9,600	$9,596

Total U.S. Government Agency Securities (Amortized Cost $31,689)		31,689

Repurchase Agreements (30.2%)
Deutsche Bank Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $40,001, collateralized by U.S. Treasury Securities, 0.75%, 6/15/14, market value $40,800)	40,000	40,000
Goldman Sachs Group, Inc., 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $67,501, collateralized by U.S. Government Agency Securities, 0.00%-4.63%, 10/21/11-2/27/13, market value $68,854)	67,500	67,500
Morgan Stanley, 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 5.00%, 4/1/38, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 3.20%, 4/1/41, market value $5,101)	5,000	5,000
UBS Securities LLC, 0.21%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 4.50%, 5/20/41, market value $5,100)	5,000	5,000

Total Repurchase Agreements (Amortized Cost $122,500)		122,500

Total Investments (Amortized Cost $375,734) — 92.6%		375,734

Other assets in excess of liabilities — 7.4%		30,079

NET ASSETS — 100.0%		$405,813

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 7/31/11.

AGM	Insured by Assured Guaranty Municipal Corporation

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (69.5%)
Multi-family (13.3%):
Collateralized Mortgage Obligations (11.2%):
Government National Mortgage Assoc.
Series 2003-108, Class BH, 7.50%, 2/16/34	$205	$207
Series 2003-38, Class JC, 7.65% (a), 8/16/42	2,254	2,537
Series 2003-47, Class B, 8.00%, 10/16/27	668	681
Series 2003-87, Class BH, 7.50%, 8/16/32	2,150	2,300
Series 2010-122, Class AC, 7.00%, 2/16/40	9,907	11,794
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	12,007
Series 2010-136, Class BH, 7.00%, 11/16/40	9,922	11,821
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	12,119
Series 2010-148, Class AC, 7.00% (a), 12/16/50	9,930	11,775
Series 2010-155, Class BH, 7.00%, 6/16/39	9,951	11,883
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,859
		88,983
Pass-throughs (2.1%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	606	702
7.50%, 8/15/21	319	373
7.85%, 1/15/22	98	114
7.92%, 7/15/23	601	603
8.00%, 7/15/24 – 10/15/35	4,066	4,084
7.95%, 4/15/25	333	333
8.25%, 4/15/27 – 9/15/30	625	643
8.60%, 5/15/27	500	500
7.88%, 7/15/27	774	774
7.15%, 10/20/27	423	489
7.75%, 6/15/30 – 9/15/33	841	839
7.09%, 7/15/33	4,907	5,171
8.13%, 6/15/41	1,903	1,903
		16,528
		105,511
Single Family (56.2%):
Collateralized Mortgage Obligations (9.0%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	292	336
Series 1995-4, Class CQ, 8.00%, 6/20/25	7	8
Series 1995-5, Class KQ, 7.50%, 9/20/25	656	760
Series 1996-20, Class J, 7.50%, 9/20/26	248	285
Series 1997-16, Class PL, 6.50%, 10/20/27	6,599	7,763
Series 1997-2, Class E, 7.50%, 2/20/27	120	138
Series 1997-8, Class PN, 7.50%, 5/16/27	131	149
Series 1998-19, Class ZA, 6.50%, 4/20/28	481	550
Series 1998-22, Class ZD, 6.50%, 9/20/28	904	1,035
Series 1999-1, Class Z, 6.50%, 1/20/29	2,879	3,337
Series 1999-11, Class ZB, 6.50%, 4/20/29	650	744
Series 1999-22, Class Z, 7.00%, 6/20/29	2,632	3,118
Series 1999-25, Class PB, 7.00%, 7/20/29	10,000	11,909
Series 1999-25, Class TB, 7.50%, 7/16/29	3,150	3,744
Series 1999-32, Class ZB, 8.00%, 9/16/29	4,884	6,025
Series 1999-41, Class Z, 8.00%, 11/16/29	432	505
Series 1999-44, Class ZC, 8.50%, 12/16/29	1,761	2,167
Series 1999-47, Class Z, 7.50%, 12/20/29	2,684	3,230
Series 1999-9, Class C, 7.00%, 3/16/29	2,057	2,345
Series 2000-1, Class PK, 8.00%, 1/16/30	120	141
Series 2000-19, Class PD, 8.00%, 3/20/30	224	275
Series 2000-20, Class Z, 8.00%, 3/16/30	749	906
Series 2000-21, Class Z, 9.00%, 3/16/30	756	934

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2000-27, Class Z, 7.50%, 9/20/30	$272	$315
Series 2000-29, Class G, 7.50%, 9/20/30	96	113
Series 2000-36, Class HC, 7.33%, 11/20/30	939	1,096
Series 2000-37, Class B, 8.00%, 12/20/30	75	88
Series 2001-10, Class PE, 6.50%, 3/16/31	990	1,116
Series 2001-21, Class PE, 6.50%, 5/16/31	792	941
Series 2001-25, Class PE, 7.00%, 5/20/31	2,563	2,941
Series 2001-41, Class PC, 6.50%, 8/20/31	1,262	1,340
Series 2002-32, Class QJ, 6.50%, 5/20/32	8,241	9,384
Series 2002-39, Class PE, 6.50%, 6/20/32	1,393	1,609
Series 2002-40, Class UK, 6.50%, 6/20/32	699	805
Series 2002-47, Class PG, 6.50%, 7/16/32	113	130
Series 2005-72, Class H, 11.50%, 11/16/17	202	224
Series 2005-74, Class HB, 7.50%, 9/16/35	76	87
Series 2005-74, Class HC, 7.50%, 9/16/35	274	316
		70,909
Pass-throughs (47.2%):
Government National Mortgage Assoc.
10.50%, 1/15/14 – 12/15/21	997	1,100
8.50%, 3/15/15 – 2/15/32	10,959	13,163
11.00%, 11/15/15 – 12/15/18	89	96
7.00%, 4/15/16 – 12/20/38	73,105	85,532
11.50%, 4/15/16 – 9/15/20	389	405
9.00%, 7/20/16 – 6/20/30	4,353	5,049
8.75%, 3/20/17	18	20
9.50%, 7/15/17 – 7/15/25	3,866	4,565
8.85%, 5/15/18 – 12/15/18	566	649
7.49%, 11/15/19 – 9/15/25	6,716	7,723
8.15%, 12/15/19	28	29
10.00%, 12/15/19 – 2/15/26	22,982	27,846
8.25%, 4/20/20 – 1/15/30	130	147
7.95%, 7/20/20	281	324
7.75%, 8/20/20 – 1/20/21	4,831	5,586
8.38%, 10/15/20	854	986
8.00%, 11/15/20 – 4/15/38	55,763	68,490
7.65%, 10/20/21 – 7/20/22	259	300
7.29%, 12/20/21 – 8/20/22	232	268
7.60%, 2/20/22	127	147
7.89%, 10/20/22	758	874
7.13%, 3/15/23 – 7/15/25	7,623	8,813
7.50%, 6/15/23 – 6/15/35	88,272	105,489
6.50%, 12/15/23 – 10/20/37	27,894	31,709
6.45%, 11/15/31	4,386	5,020
		374,330
		445,239
Total Government National Mortgage Association (Cost $532,697)		550,750

U.S. Treasury Obligations (29.1%)
U.S. Treasury Bills, 0.01% (b), 9/22/11	24,206	24,205

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
U.S. Treasury Bonds, 11.25%, 2/15/15	$151,161	$206,618

Total U.S. Treasury Obligations (Cost $225,471)		230,823

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (c)	21,000	21

Total Investment Companies (Cost $21)		21

Total Investments (Cost $758,189) — 98.6%		781,594

Other assets in excess of liabilities — 1.4%		10,704

NET ASSETS — 100.0%		$792,298

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the daily yield on 7/31/11.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.5%)
Australia (0.7%):
Mining (0.7%):
Rio Tinto Ltd.	491	$43

Austria (0.5%):
Banks (0.5%):
Erste Group Bank AG	599	29

Belgium (0.5%):
Beverages (0.5%):
Anheuser-Busch InBev NV	525	30

Bermuda (0.5%):
Financial Services (0.5%):
Credicorp Ltd.	313	31

Brazil (4.4%):
Banks (1.3%):
Itau Unibanco Holding SA, Preferred ADR	2,024	41
Banco do Estado do Rio Grande do Sul SA	4,200	42
		83
Financial Services (1.1%):
CETIP SA	3,833	65

Minerals (0.7%):
Vale SA, Sponsored ADR	1,403	45

Oil & Gas Exploration-Production & Services (0.5%):
Petroleo Brasileiro SA, Sponsored ADR	993	34

Power (0.8%):
AES Tiete SA, Preferred	3,000	47
		274
Canada (1.4%):
Banks (0.7%):
Bank of Nova Scotia	766	44

Metals (0.7%):
Labrador Iron Ore Royalty Corp.	1,044	40
		84
Cayman Islands (2.9%):
Health Care (1.6%):
Herbalife Ltd.	1,827	102

Lodging (0.7%):
MGM China Holdings Ltd. (b)	18,800	42

Oil & Gas Exploration-Production & Services (0.6%):
Eurasia Drilling Co. Ltd., GDR	1,298	38
		182
China (2.2%):
Auto Parts & Equipment (1.4%):
Dongfeng Motor Group Co. Ltd., Class H	20,000	40
Weichai Power Co. Ltd., Class H	9,000	49
		89
Banks (0.8%):
China Construction Bank Corp., Class H	59,990	48
		137
Colombia (0.5%):
Banks (0.5%):
Bancolombia SA, Sponsored ADR	435	29

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Denmark (2.7%):
Beverages (0.8%):
Carlsberg A/S, Class B	500	$49

Pharmaceuticals (1.9%):
Novo Nordisk A/S, Class B	948	116
		165
Finland (1.4%):
Auto Parts & Equipment (0.5%):
Nokian Renkaat Oyj	657	31

Machine-Diversified (0.9%):
Metso Corp.	1,149	56
		87
France (2.1%):
Automotive Parts (0.7%):
Valeo SA	739	45

Banks (0.3%):
BNP Paribas	285	18

Insurance (0.4%):
AXA SA	1,422	27

Rubber & Rubber Products (0.7%):
Cie Generale des Etablissements Michelin, Class B	493	41
		131
Germany (2.5%):
Aerospace/Defense (0.4%):
MTU Aero Engines Holding AG	379	28

Automotive (0.9%):
Bayerische Motoren Werke AG	534	53

Chemicals (1.2%):
BASF SE	351	32
Lanxess AG	545	44
		76
		157
Hong Kong (1.9%):
Banks (0.4%):
China CITIC Bank Corp. Ltd., Class H (b)	43,200	26

Insurance (0.6%):
AIA Group Ltd. (b)	9,800	36

Oil & Gas Exploration-Production & Services (0.9%):
CNOOC Ltd.	25,000	56
		118
Indonesia (0.9%):
Banks (0.9%):
PT Bank Rakyat	69,000	56

Japan (4.5%):
Auto Parts & Equipment (0.5%):
Takata Corp.	1,100	33

Electrical Components & Equipment (0.5%):
Makita Corp.	600	28

Electrical Equipment (0.2%):
Hitachi Ltd.	2,000	13

Machinery-Construction & Mining (0.9%):
Komatsu Ltd.	1,800	56

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Manufacturing-Diversified (0.7%):
Mitsubishi Corp.	1,500	$40

Office Equipment & Supplies (0.9%):
CANON, Inc.	1,200	58

Pharmaceuticals (0.8%):
Miraca Holdings, Inc.	1,200	51
		279
Jersey (0.6%):
Oilfield Services & Equipment (0.6%):
Petrofac Ltd.	1,531	35

Luxembourg (1.5%):
Electric (0.8%):
Millicom International Cellular SA	386	46

Oilfield Services & Equipment (0.7%):
Acergy SA (b)	1,689	45
		91
Netherlands (1.0%):
Chemicals (1.0%):
LyondellBasell Industries NV, Class A	1,549	61

Poland (0.6%):
Metals (0.6%):
KGHM Polska Miedz SA	579	40

Russian Federation (0.4%):
Telecommunications (0.4%):
Mobile TeleSystems, Sponsored ADR	1,252	23

Singapore (1.5%):
Manufacturing-Diversified (0.5%):
Keppel Corp. Ltd.	3,300	30

Semiconductors (0.4%):
Avago Technologies Ltd.	636	22

Shipbuilding (0.6%):
SembCorp Marine Ltd.	9,000	40
		92
Sweden (3.2%):
Agriculture (0.5%):
Swedish Match AB	894	33

Engineering (0.5%):
NCC AB, B Shares	1,466	30

Machinery-Construction & Mining (0.5%):
Atlas Copco AB, A Shares	1,359	32

Pharmaceuticals (1.0%):
Meda AB, A Shares	4,810	59

Telecommunications-Services & Equipment (0.7%):
Tele2 AB, B Shares	1,967	42
		196
Switzerland (3.3%):
Diversified Financial Services (0.6%):
Partners Group Holding AG	207	39

Electronics (0.7%):
TE Connectivity Ltd.	1,189	41

Engineering (0.6%):
ABB Ltd.	1,627	39

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Food Processing & Packaging (1.4%):
Nestle SA	1,312	$84
		203
Taiwan (1.0%):
Computers & Peripherals (1.0%):
HTC Corp.	2,100	63

Thailand (1.6%):
Banks (0.8%):
Krung Thai Bank Public Co. Ltd.	71,900	47

Food Service (0.4%):
Charoen Pokphand Foods Public Co. Ltd.	19,500	20

Retail (0.4%):
CP ALL PCL	16,200	26
		93
Turkey (0.4%):
Banks (0.4%):
Turkiye Garanti Bankasi AS	6,171	27

United Kingdom (9.8%):
Commercial Services (2.3%):
Aggreko PLC	1,742	55
AMEC PLC	2,119	36
Intertek Group PLC	1,650	52
		143
Financial Services (0.5%):
Prudential PLC	2,556	29

Food Service (1.4%):
Compass Group PLC	8,958	84

Insurance (0.3%):
Admiral Group PLC	686	17

Metals (0.6%):
Antofagasta PLC	1,667	38

Minerals (1.1%):
BHP Billiton PLC	1,038	39
Xstrata PLC	1,272	27
		66
Oil Companies-Integrated (1.6%):
BP PLC	13,476	101

Semiconductors (1.3%):
ARM Holdings PLC	8,304	80

Telecommunications-Cellular (0.7%):
Vodafone Group PLC	15,755	44
		602
United States (43.0%):
Apparel & Footwear (0.8%):
Coach, Inc.	770	50

Automotive Parts (0.8%):
Advance Auto Parts, Inc.	937	52

Banks (1.7%):
JPMorgan Chase & Co.	1,190	48
PNC Financial Services Group, Inc.	1,037	56
		104

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Chemicals (1.8%):
CF Industries Holdings, Inc.	325	$51
Huntsman Corp.	3,197	61
		112
Coal (1.0%):
Walter Energy, Inc.	494	61

Commercial Services (0.6%):
Netflix, Inc. (b)	141	37

Computers & Peripherals (5.1%):
Apple Computer, Inc. (b)	215	84
Dell, Inc. (b)	1,822	29
EMC Corp. (b)	1,981	52
International Business Machines Corp.	392	71
Teradata Corp. (b)	1,363	75
		311
Engineering (0.5%):
KBR, Inc.	883	31

Financial Services (2.7%):
Ameriprise Financial, Inc.	1,083	59
Discover Financial Services	1,795	46
Goldman Sachs Group, Inc.	469	63
		168
Food Processing & Packaging (1.0%):
Corn Products International, Inc.	1,182	60

Health Care (1.0%):
Humana, Inc.	486	36
McKesson Corp.	355	29
		65
Insurance (1.7%):
Hartford Financial Services Group, Inc.	1,898	44
Protective Life Corp.	908	19
The Chubb Corp.	616	39
		102
Internet Business Services (0.6%):
Google, Inc., Class A (b)	61	37

Medical Services (1.1%):
Laboratory Corp. of America Holdings (b)	750	68

Mining (1.0%):
Cliffs Natural Resources, Inc.	700	63

Miscellaneous Manufacturing (0.8%):
Polypore International, Inc. (b)	686	47

Oil & Gas Exploration-Production & Services (1.9%):
Apache Corp.	687	85
Chesapeake Energy Corp.	863	30
		115
Oil Companies-Integrated (2.4%):
Chevron Corp.	988	103
Hess Corp.	619	42
		145
Pharmaceuticals (2.8%):
Johnson & Johnson	609	39
Perrigo Co.	785	71

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Pharmaceutical Product Development, Inc.	2,154	$62
		172
Primary Metal & Mineral Production (0.8%):
Freeport-McMoRan Copper & Gold, Inc.	916	49

Railroads (1.3%):
CSX Corp.	3,204	79

Restaurants (1.6%):
McDonald’s Corp.	352	30
Yum! Brands, Inc.	1,303	69
		99
Retail-Apparel/Shoe (0.9%):
Limited Brands, Inc.	1,510	57

Retail-Discount (2.6%):
Dollar Tree, Inc. (b)	1,494	99
TJX Cos., Inc.	1,165	64
		163
Retail-Drug Stores (0.7%):
Walgreen Co.	1,101	43

Telecommunications-Cellular (3.0%):
InterDigital, Inc.	1,658	113
NII Holdings, Inc. (b)	1,636	69
		182
Tobacco (1.5%):
Philip Morris International, Inc.	1,289	91

Toys (0.4%):
Mattel, Inc.	1,021	27

Trucking & Leasing (0.9%):
Ryder Systems, Inc.	955	54
		2,644
Total Common Stocks (Cost $5,084)		6,002

Exchange Traded Funds (1.5%)
United States (1.5%):
iShares MSCI Japan Index Fund	2,883	31
iShares S&P Global Financials Sector Index Fund	1,418	62
		93
Total Exchange Traded Funds (Cost $91)		93

Cash Equivalents (2.0%)
United States (2.0%):
Citibank Money Market Deposit Account, 0.02% (c)	121,441	121

Total Cash Equivalents (Cost $121)		121

Total Investments (Cost $5,296) — 101.0%		6,216

Liabilities in excess of other assets — (1.0)%		(58)

NET ASSETS — 100.0%		$6,158

(a)	All securities, except those traded on United States (including ADRs), Bermudian, Brazilian and Canadian exchanges, were fair valued at July 31, 2011.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/11.

See notes to schedules of investments.

ADR	American Depositary Receipt

GDR	Global Depository Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	July 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (10.9%)
Straight-A Funding LLC
0.16% (a), 9/6/11 (b)	$10,000	$9,998
0.16% (a), 10/3/11 (b)	65,000	64,982

Total Commercial Paper (Amortized Cost $74,980)		74,980

Corporate Bond (2.8%)
Citigroup, Inc., 2.13%, 4/30/12	19,000	19,267

Total Corporate Bonds (Amortized Cost $19,267)		19,267

U.S. Government Agency Securities (61.5%)
Federal Agricultural Mortgage Corp., 0.01% (a), 8/1/11	50,000	50,000
Federal Farm Credit Bank
0.01% (a), 8/1/11	20,000	20,000
0.13% (c), 11/4/11	25,000	24,999
0.16% (c), 12/7/11	18,000	17,996
Series 1, 0.29% (c), 12/21/11	25,000	24,998
Series 2, 0.17% (c), 10/26/11	10,000	10,000
Federal Home Loan Bank, 0.10% (a), 8/3/11 — 8/24/11	44,300	44,297
Federal Home Loan Mortgage Corp.
0.20% (c), 8/5/11, MTN	11,000	11,000
0.09% (a), 9/1/11	13,696	13,695
0.04% (a), 9/12/11	24,100	24,099
0.22% (c), 11/7/11, MTN	30,000	30,006
0.07% (c), 11/9/11	22,500	22,492
0.08% (c), 1/13/12	19,700	19,691
0.12% (a), 1/19/12	15,000	14,992
Federal National Mortgage Assoc.
0.05% (a), 8/1/11	14,000	14,000
0.07% (a), 8/3/11	20,000	20,000
0.09% (a), 8/31/11 — 9/7/11	34,150	34,148
0.13% (a), 11/23/11	25,000	24,990

Total U.S. Government Agency Securities (Amortized Cost $421,403)		421,403

U.S. Treasury Obligations (24.8%)
U.S. Treasury Bills
0.06% (a), 10/27/11	125,000	124,983
0.11% (a), 12/1/11	25,000	24,991
U.S. Treasury Notes, 1.00%, 10/31/11	20,000	20,046

Total U.S. Treasury Obligations (Amortized Cost $170,020)		170,020

Total Investments (Amortized Cost $685,670) (d) — 100.0%		685,670

Other assets in excess of liabilities — 0.0%		187

NET ASSETS — 100.0%		$685,857

(a)	Rate represents the effective yield at purchase.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(d)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	July 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (7.0%)
Bank of Montreal Chicago, 0.12%, 8/8/11	$52,000	$52,000
Bank of Nova Scotia, 0.22% (a), 10/11/11	21,500	21,500
National Australia Bank Ltd. NY, 0.27% (a), 10/5/11	11,000	11,000
Royal Bank of Canada NY, 0.26% (a), 10/14/11	12,300	12,301

Total Certificates of Deposit (Amortized Cost $96,801)		96,801

Commercial Paper (36.3%)
Bank of Nova Scotia NY, 0.10% (b), 8/4/11	53,000	53,000
Canadian Imperial Holdings, Inc., 0.10% (b), 8/8/11	48,100	48,099
Coca-Cola Co., 0.16% (b), 11/2/11 (c)	22,200	22,191
eBay, Inc., 0.12% (b), 9/13/11 (c)	45,400	45,393
General Electric Co., 0.12% (b), 9/16/11	52,000	51,992
HSBC USA, Inc., 0.07% (b), 8/2/11	9,300	9,300
Illinois Tool Works, Inc., 0.09% (b), 8/15/11 (c)	21,800	21,799
John Deere Capital Corp., 0.09% (b), 8/5/11 (c)	14,700	14,700
NetJets, Inc.
0.10% (b), 9/1/11 (c)	14,100	14,099
0.11% (b), 9/2/11 (c)	30,700	30,697
Northwestern University
0.12% (b), 8/26/11	22,700	22,698
0.16% (b), 9/14/11	10,500	10,498
Procter & Gamble Co., 0.15% (b), 12/2/11	45,000	44,977
Straight-A Funding LLC
0.09% (b), 8/2/11 (c)	48,400	48,400
0.16% (b), 9/6/11 (c)	17,878	17,875
Toyota Motor Credit Corp.
0.20% (b), 10/4/11	36,300	36,287
0.31% (b), 2/28/12	7,400	7,387

Total Commercial Paper (Amortized Cost $499,392)		499,392

Corporate Bonds (10.0%)
Asset Funding Co. Ltd., 0.91% (a), 8/23/11 (c)	53,000	53,000
Citigroup, Inc., 2.13%, 4/30/12	34,000	34,478
IBM International Group Capital LLC, 0.52% (a), 6/26/12 (c)	11,000	11,000
IFC Discount Note, 0.15% (b), 8/9/11	12,600	12,599
Wal-Mart Stores, Inc., 5.23% (d), 6/1/12	25,000	26,029

Total Corporate Bonds (Amortized Cost $137,106)		137,106

Municipal Bonds (1.9%)
Denver Public Schools Certificates, Series A-2, 0.10% (a), 12/15/37, LOC JPMorgan Chase Bank, AGM	3,800	3,800
Michigan State Strategic Fund Ltd. Obligation Revenue, Orchestra Place Renewal Partnership, 0.26% (a), 9/1/22, LOC Bank of America N.A.	100	100
San Jose Financing Authority Revenue, Series F, 0.14% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445

Total Municipal Bonds (Amortized Cost $25,345)		25,345

U.S. Government Agency Securities (6.9%)
Federal Home Loan Mortgage Corp.
0.20% (a), 8/5/11, MTN	21,181	21,181
0.22% (a), 11/7/11, MTN	20,000	19,998
0.07% (a), 11/9/11	20,000	19,988

See notes to schedules of investments.

Security Description	Principal Amount	Value
0.08% (a), 1/13/12	$34,000	$33,985

Total U.S. Government Agency Securities (Amortized Cost $95,152)		95,152

Repurchase Agreements (30.9%)
Deutsche Bank Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $150,003, collateralized by U.S. Treasury Securities, 1.38%, 2/15/12, market value $153,000)	150,000	150,000
Goldman Sachs Group, Inc., 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $119,202, collateralized by U.S. Government Agency Securities, 0.00%-8.60%, 8/3/11-4/15/30, market value $121,584)	119,200	119,200
Morgan Stanley, 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 5.00%, 4/1/38, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $145,002, collateralized by U.S. Government Agency Securities, 0.00%-6.08%, 8/1/29-7/1/41, market value $147,905)	145,000	145,000
UBS Securities LLC, 0.21%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 4.50%, 5/20/41-6/15/41, market value $5,100)	5,000	5,000

Total Repurchase Agreements (Amortized Cost $424,200)		424,200

Total Investments (Amortized Cost $1,277,996) — 93.0%		1,277,996

Other assets in excess of liabilities — 7.0%		96,620

NET ASSETS — 100.0%		$1,374,616

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at July 31, 2011.

AGM	Insured by Assured Guaranty Municipal Corporation

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (93.4%)
Australia (1.5%):
Commercial Services (0.5%):
Leighton Holdings Ltd.	15,832	$367

Mining (1.0%):
Rio Tinto Ltd.	8,836	774
		1,141
Austria (0.9%):
Banks (0.9%):
Erste Group Bank AG	13,533	645

Belgium (1.0%):
Beverages (1.0%):
Anheuser-Busch InBev NV	12,580	725

Bermuda (0.5%):
Financial Services (0.5%):
Credicorp Ltd.	3,786	370

Brazil (4.4%):
Banks (1.1%):
Banco do Estado do Rio Grande do Sul SA	41,000	411
Itau Unibanco Holding SA, Preferred ADR	21,048	429
		840
Financial Services (0.7%):
CETIP SA	31,122	528

Minerals (1.0%):
Vale SA, Sponsored ADR	22,541	731

Oil & Gas Exploration-Production & Services (0.6%):
Petroleo Brasileiro SA, Sponsored ADR	13,168	447

Power (1.0%):
AES Tiete SA, Preferred	46,800	727
		3,273
Canada (0.5%):
Metals (0.5%):
Labrador Iron Ore Royalty Corp.	9,418	363

Cayman Islands (2.9%):
Health Care (1.4%):
Herbalife Ltd.	17,819	993

Lodging (0.7%):
MGM China Holdings Ltd. (b)	246,000	549

Oil & Gas Exploration-Production & Services (0.8%):
Eurasia Drilling Co. Ltd., GDR	20,626	602
		2,144
China (2.4%):
Auto Parts & Equipment (1.6%):
Weichai Power Co. Ltd., Class H	117,000	639
Dongfeng Motor Group Co. Ltd., Class H	264,000	524
		1,163
Banks (0.8%):
China Construction Bank Corp., Class H	725,027	583
		1,746
Colombia (0.6%):
Banks (0.6%):
Bancolombia SA, Sponsored ADR	7,030	466

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Denmark (3.8%):
Beverages (1.5%):
Carlsberg A/S, Class B	10,800	$1,062

Pharmaceuticals (2.3%):
Novo Nordisk A/S, Class B	13,971	1,711
		2,773
Finland (2.2%):
Auto Parts & Equipment (0.7%):
Nokian Renkaat Oyj	10,066	471

Insurance (0.7%):
Sampo Oyj	16,859	513

Machine-Diversified (0.8%):
Metso Corp.	12,629	616
		1,600
France (4.7%):
Automotive Parts (1.1%):
Valeo SA	13,504	825

Banks (1.7%):
BNP Paribas	11,752	760
Societe Generale	10,073	497
		1,257
Insurance (1.0%):
AXA SA	39,512	737

Rubber & Rubber Products (0.9%):
Cie Generale des Etablissements Michelin, Class B	7,267	608
		3,427
Germany (5.4%):
Aerospace/Defense (0.5%):
MTU Aero Engines Holding AG	4,956	367

Automotive (1.5%):
Bayerische Motoren Werke AG	7,122	714
Daimler AG	5,916	430
		1,144
Chemicals (1.9%):
BASF SE	9,795	889
Lanxess AG	6,087	491
		1,380
Insurance (1.5%):
Allianz SE	8,437	1,103
		3,994
Hong Kong (2.5%):
Banks (0.5%):
China CITIC Bank Corp. Ltd., Class H (b)	591,600	364

Insurance (1.1%):
AIA Group Ltd. (b)	221,400	812

Oil & Gas Exploration-Production & Services (0.9%):
CNOOC Ltd.	287,000	639
		1,815
India (0.8%):
Banks (0.8%):
Punjab National Bank Ltd.	22,135	563

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (0.9%):
Banks (0.9%):
PT Bank Rakyat	805,500	$654

Italy (0.4%):
Electric Integrated (0.4%):
Enel SpA	57,787	332

Japan (11.8%):
Auto Manufacturers (1.1%):
Daihatsu Motor Co. Ltd.	45,000	790

Auto Parts & Equipment (0.7%):
Takata Corp.	17,900	538

Electrical Components & Equipment (1.9%):
Makita Corp.	19,500	918
Mitsubishi Electric Corp.	42,000	496
		1,414
Electrical Equipment (0.7%):
Hitachi Ltd.	83,000	516

Engineering (0.5%):
JGC Corp.	12,000	375

General (0.9%):
ITOCHU Corp.	57,600	667

Leisure Time (0.5%):
Sega Sammy Holdings, Inc.	18,100	389

Machinery-Construction & Mining (1.7%):
Komatsu Ltd.	39,800	1,242

Manufacturing-Diversified (1.2%):
Mitsubishi Corp.	33,200	891

Office Equipment & Supplies (1.5%):
CANON, Inc.	23,000	1,119

Pharmaceuticals (1.1%):
Miraca Holdings, Inc.	18,400	774
		8,715
Jersey (0.6%):
Oilfield Services & Equipment (0.6%):
Petrofac Ltd.	19,310	441

Luxembourg (2.0%):
Electric (1.2%):
Millicom International Cellular SA	7,220	864

Oilfield Services & Equipment (0.8%):
Acergy SA (b)	23,901	629
		1,493
Netherlands (2.2%):
Chemicals (1.3%):
LyondellBasell Industries NV, Class A	23,441	925

Insurance (0.9%):
ING Groep NV (b)	63,639	681
		1,606
Norway (0.8%):
Chemicals (0.8%):
Yara International ASA	10,192	580

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Poland (1.0%):
Metals (1.0%):
KGHM Polska Miedz SA	10,249	$702

Russian Federation (0.4%):
Telecommunications (0.4%):
Mobile TeleSystems, Sponsored ADR	14,800	278

Singapore (1.3%):
Manufacturing-Diversified (0.6%):
Keppel Corp. Ltd.	48,400	444

Shipbuilding (0.7%):
SembCorp Marine Ltd.	109,000	488
		932
Spain (1.9%):
Banks (1.0%):
Banco Santander SA	69,651	727

Telecommunications (0.9%):
Telefonica SA	30,262	675
		1,402
Sweden (5.5%):
Agriculture (1.1%):
Swedish Match AB	21,275	790

Engineering (0.9%):
NCC AB, B Shares	33,033	664

Machinery-Construction & Mining (1.1%):
Atlas Copco AB, A Shares	34,906	821

Pharmaceuticals (1.6%):
Meda AB, A Shares	93,487	1,151

Telecommunications-Services & Equipment (0.8%):
Tele2 AB, B Shares	28,986	616
		4,042
Switzerland (4.4%):
Diversified Financial Services (1.1%):
Partners Group Holding AG	4,371	832

Engineering (0.7%):
ABB Ltd.	21,722	519

Food Processing & Packaging (2.6%):
Nestle SA	29,742	1,893
		3,244
Taiwan (0.9%):
Computers & Peripherals (0.9%):
HTC Corp.	22,575	672

Thailand (1.8%):
Banks (0.9%):
Krung Thai Bank Public Co. Ltd.	1,033,200	676

Food Service (0.5%):
Charoen Pokphand Foods Public Co. Ltd.	356,700	351

Retail (0.4%):
CP ALL PCL	201,100	321
		1,348
Turkey (1.3%):
Automotive Parts (0.7%):
Koc Holding AS	127,655	535

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Banks (0.6%):
Turkiye Garanti Bankasi AS	92,298	$407
		942
United Kingdom (18.9%):
Banks (0.7%):
Standard Chartered PLC	20,834	530

Commercial Services (2.9%):
Aggreko PLC	24,196	763
AMEC PLC	36,586	630
Intertek Group PLC	23,517	736
		2,129
Diversified Financial Services (0.5%):
Aberdeen Asset Management PLC	100,742	363

Financial Services (0.9%):
Prudential PLC	56,341	633

Food Service (1.6%):
Compass Group PLC	127,982	1,200

Insurance (0.5%):
Admiral Group PLC	14,954	378

Metals (1.0%):
Antofagasta PLC	30,400	696

Minerals (2.3%):
BHP Billiton PLC	25,036	941
Xstrata PLC	36,084	758
		1,699
Oil Companies-Integrated (3.8%):
BP PLC	224,304	1,686
Royal Dutch Shell PLC	30,156	1,099
		2,785
Semiconductors (1.2%):
ARM Holdings PLC	92,674	888

Telecommunications-Cellular (2.2%):
Vodafone Group PLC	586,494	1,652

Tobacco (1.3%):
British American Tobacco PLC	21,241	979
		13,932
United States (3.2%):
Pharmaceuticals (0.9%):
Perrigo Co.	7,545	681

Telecommunications-Cellular (1.2%):
NII Holdings, Inc. (b)	20,137	853

Tobacco (1.1%):
Philip Morris International, Inc.	11,351	808
		2,342
Total Common Stocks (Cost $55,399)		68,702

Exchange Traded Funds (2.9%)
United States (2.9%):
iShares MSCI Japan Index Fund	162,986	1,746

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
iShares S&P Global Financials Sector Index Fund	8,494	$372
		2,118
Total Exchange Traded Funds (Cost $2,049)		2,118

Cash Equivalents (4.7%)
United States (4.7%):
Citibank Money Market Deposit Account, 0.02% (c)	3,513,338	3,513

Total Cash Equivalents (Cost $3,514)		3,513

Total Investments (Cost $60,962) — 101.0%		74,333

Liabilities in excess of other assets — (1.0)%		(762)

NET ASSETS — 100.0%		$73,571

(a)	All securities, except those traded on United States (including ADRs), Bermudian, Brazilian and Canadian exchanges, were fair valued at July 31, 2011.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/11.

ADR	American Depositary Receipt

GDR	Global Depository Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.6%)
Austria (1.7%):
Banks (1.7%):
Erste Group Bank AG	25,558	$1,218

Brazil (3.9%):
Banks (1.8%):
Banco do Estado do Rio Grande do Sul SA	126,000	1,262

Financial Services (2.1%):
CETIP SA	88,975	1,510
		2,772
Cayman Islands (3.6%):
Health Care (2.5%):
Herbalife Ltd.	32,381	1,804

Lodging (1.1%):
MGM China Holdings Ltd. (b)	341,600	763
		2,567
China (5.2%):
Auto Parts & Equipment (3.4%):
Dongfeng Motor Group Co. Ltd., Class H	686,000	1,362
Weichai Power Co. Ltd., Class H	198,000	1,081
		2,443
Banks (1.8%):
China Construction Bank Corp., Class H	1,559,430	1,254
		3,697
Denmark (6.1%):
Beverages (2.4%):
Carlsberg A/S, Class B	17,850	1,756

Pharmaceuticals (3.7%):
Novo Nordisk A/S, Class B	21,495	2,632
		4,388
France (5.7%):
Automotive Parts (2.0%):
Valeo SA	24,060	1,471

Banks (2.0%):
BNP Paribas	22,362	1,445

Insurance (1.7%):
AXA SA	63,891	1,191
		4,107
Germany (6.5%):
Automotive (2.2%):
Bayerische Motoren Werke AG	16,081	1,612

Chemicals (2.2%):
BASF SE	17,290	1,570

Insurance (2.1%):
Allianz SE	11,550	1,510
		4,692
Hong Kong (3.9%):
Insurance (1.9%):
AIA Group Ltd. (b)	382,200	1,402

Oil & Gas Exploration-Production & Services (2.0%):
CNOOC Ltd.	632,000	1,408
		2,810

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (2.1%):
Banks (2.1%):
PT Bank Rakyat	1,877,500	$1,524

Japan (4.8%):
Electrical Components & Equipment (2.1%):
Makita Corp.	32,200	1,516

Machinery-Construction & Mining (2.7%):
Komatsu Ltd.	62,400	1,947
		3,463
Luxembourg (4.4%):
Electric (2.5%):
Millicom International Cellular SA	15,116	1,810

Oilfield Services & Equipment (1.9%):
Acergy SA (b)	49,935	1,314
		3,124
Netherlands (2.8%):
Chemicals (2.8%):
LyondellBasell Industries NV, Class A	51,823	2,045

Poland (2.0%):
Metals (2.0%):
KGHM Polska Miedz SA	20,619	1,413

Singapore (1.7%):
Shipbuilding (1.7%):
SembCorp Marine Ltd.	280,000	1,253

Sweden (4.5%):
Machinery-Construction & Mining (2.1%):
Atlas Copco AB, A Shares	66,027	1,553

Pharmaceuticals (2.4%):
Meda AB, A Shares	138,861	1,710
		3,263
Switzerland (4.4%):
Diversified Financial Services (1.7%):
Partners Group Holding AG	6,458	1,229

Food Processing & Packaging (2.7%):
Nestle SA	29,768	1,894
		3,123
Taiwan (1.7%):
Computers & Peripherals (1.7%):
HTC Corp.	40,163	1,196

Turkey (1.5%):
Banks (1.5%):
Turkiye Garanti Bankasi AS	249,405	1,100

United Kingdom (20.7%):
Banks (1.2%):
Standard Chartered PLC	34,795	885

Commercial Services (5.8%):
Aggreko PLC	51,253	1,617
AMEC PLC	63,144	1,087
Intertek Group PLC	46,177	1,445
		4,149
Financial Services (1.4%):
Prudential PLC	90,383	1,016

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Food Service (2.2%):
Compass Group PLC	169,701	$1,591

Minerals (2.4%):
Xstrata PLC	83,532	1,755

Oil Companies-Integrated (2.9%):
BP PLC	271,734	2,042

Semiconductors (2.4%):
ARM Holdings PLC	176,795	1,695

Telecommunications-Cellular (2.4%):
Vodafone Group PLC	620,548	1,748
		14,881
United States (7.4%):
Pharmaceuticals (2.8%):
Perrigo Co.	22,116	1,997

Telecommunications-Cellular (2.2%):
NII Holdings, Inc. (b)	38,201	1,618

Tobacco (2.4%):
Philip Morris International, Inc.	24,044	1,711
		5,326
Total Common Stocks (Cost $57,401)		67,962

Exchange Traded Funds (0.5%)
United States (0.5%):
iShares S&P Global Financials Sector Index Fund	8,273	362

Total Exchange Traded Funds (Cost $362)		362

Cash Equivalents (4.8%)
United States (4.8%):
Citibank Money Market Deposit Account, 0.02% (c)	3,421,689	3,422

Total Cash Equivalents (Cost $3,422)		3,422

Total Investments (Cost $61,185) — 99.9%		71,746

Other assets in excess of liabilities — 0.1%		59

NET ASSETS — 100.0%		$71,805

(a)	All securities, except those traded on United States (including ADRs), Brazilian and Canadian exchanges, were fair valued at July 31, 2011.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/11.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (77.7%)
Audio & Video Products (0.8%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (a)	$173	$240

Beverages (1.1%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	310	340

Biotechnology (1.0%):
Gilead Sciences, Inc., Convertible Subordinated Notes, Series B, 0.63%, 5/1/13	265	320

Building-Residential & Commercial (2.0%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	265	611

Computers & Peripherals (6.9%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	855	1,425
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	545	664
		2,089
Diversified Financial Services (0.7%):
MF Global Holdings Ltd., Convertible Subordinated Notes, 1.88%, 2/1/16	225	220

Financial Services (6.4%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (b)	585	655
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	165	172
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	565	557
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (c)	235	320
The Nasdaq OMX Group, Inc., Convertible Subordinated Notes, 2.50%, 8/15/13	245	247
		1,951
Food (0.5%):
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	125	152

Health Care (8.0%):
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,000	1,001
Life Technologies Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/15/12 @ 100	545	578
Medtronic, Inc., Convertible Subordinated Notes, 1.63%, 4/15/13 (c)	840	852
		2,431
Machinery-Diversified (4.9%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	260	547
Stanley Black & Decker, Inc., Convertible Subordinated Notes, 0.00% (d), 5/17/12	355	393
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	310	566
		1,506
Manufacturing-Miscellaneous (8.7%):
3M Co., Convertible Subordinated Notes, 0.00% (d), 11/21/32	850	796
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	360	854
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (e)	415	592
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	170	208
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (c)	210	201
		2,651

See notes to schedules of investments.

Security Description	Principal Amount	Value
Metals (1.5%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	$290	$448

Mining (3.1%):
Newmont Mining Corp., Convertible Subordinated Notes
3.00%, 2/15/12	35	43
1.63%, 7/15/17 (c)(e)	600	827
1.63%, 7/15/17	50	69
		939
Oil & Gas Exploration-Production & Services (3.5%):
Transocean, Inc., Convertible Subordinated Notes
Series B, 1.50%, 12/15/37 (b)	630	627
Series C, 1.50%, 12/15/37 (b)	445	437
		1,064
Oilfield Services & Equipment (1.7%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26 (b)	330	514

Pharmaceuticals (4.5%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (e)	642	588
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (b)	707	773
		1,361
Real Estate (3.0%):
ProLogis, Inc., Convertible Subordinated Notes
3.25%, 3/15/15	195	224
2.25%, 4/1/37	695	691
		915
Real Estate Investment Trusts (5.5%):
Boston Properties LP, Convertible Subordinated Notes
3.63%, 2/15/14 (c)	405	452
2.88%, 2/15/37, Callable 2/20/12 @ 100	75	75
Duke Realty LP, Convertible Subordinated Notes, 3.75%, 12/1/11 (c)	80	81
ERP Operating LP, Convertible Subordinated Notes, 3.85%, 8/15/26, Callable 8/18/11 @ 100	225	228
Health Care REIT, Inc., Convertible Subordinated Notes
4.75%, 12/1/26, Callable 12/1/11 @ 100	200	225
4.75%, 7/15/27, Callable 7/15/12 @ 100	295	332
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (b)	265	298
		1,691
Retail-Specialty Stores (1.5%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (e)	465	467

Semiconductors (7.2%):
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35 (e)	915	940
3.25%, 8/1/39 (e)	326	386
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18 (c)	500	480
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	310	382
		2,188
Software (1.0%):
Nuance Communications, Inc. Convertible Subordinated Notes, 2.75%, 8/15/27, Callable 8/20/14 @ 100	250	313

Software & Computer Services (4.2%):
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (c)	640	662

See notes to schedules of investments.

Security Description	Shares	Value
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	$510	$607
		1,269
Total Convertible Corporate Bonds (Cost $21,037)		23,680

Convertible Preferred Stocks (21.6%)
Energy (4.1%):
Apache Corp., Series D, 6.00%	10,350	674
NextEra Energy, Inc., 7.00%	7,641	390
PPL Corp., 9.50%	3,365	190
		1,254
Financial Services (8.2%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	6,835	357
Newell Financial Trust I, 5.25% (b)	14,520	668
Wells Fargo & Co., Series L, Class A, 7.50%	1,380	1,465
		2,490
Insurance (4.2%):
MetLife, Inc., 5.00%	16,610	1,295

Savings & Loans (3.9%):
New York Community Capital Trust V, 6.00%	14,420	682
Sovereign Capital Trust IV, 4.38%	10,439	517
		1,199
Tools & Hardware Manufacturing (1.2%):
Stanley Black & Decker I, Inc., 4.75%	3,215	363

Total Convertible Preferred Stocks (Cost $5,859)		6,601

Total Investments (Cost $26,896) — 99.3%		30,281

Other assets in excess of liabilities — 0.7%		209

NET ASSETS — 100.0%		$30,490

(a)	Continuously callable with 20 days notice.

(b)	Continuously callable with 30 days notice.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(e)	Continuously callable with 15 days notice.

LLC	Limited Liability Co.

LP	Limited Partnership

REIT	Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.7%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$12,217	$12,217

Total Commercial Paper (Amortized Cost $12,217)		12,217

Common Stocks (92.9%)
Aerospace/Defense (0.3%):
BE Aerospace, Inc. (b)	15,025	598

Banks (0.3%):
JPMorgan Chase & Co.	14,800	599

Biotechnology (2.4%):
Illumina, Inc. (b)	71,425	4,461

Chemicals (5.6%):
Monsanto Co.	77,075	5,664
Potash Corp. of Saskatchewan, Inc.	78,350	4,529
		10,193
Computers & Peripherals (8.5%):
Apple Computer, Inc. (b)	26,050	10,172
EMC Corp. (b)	202,300	5,276
		15,448
E-Commerce & Services (7.6%):
Amazon.com, Inc. (b)	29,225	6,503
Priceline.com, Inc. (b)	13,650	7,339
		13,842
Electronics (2.7%):
Johnson Controls, Inc.	133,775	4,943

Heavy Machinery (1.8%):
Caterpillar, Inc.	32,750	3,235

Hotels & Motels (2.7%):
Starwood Hotels & Resorts Worldwide, Inc.	87,950	4,834

Internet Business Services (5.5%):
Baidu, Inc., Sponsored ADR (b)	7,150	1,123
Google, Inc., Class A (b)	11,550	6,972
Juniper Networks, Inc. (b)	84,295	1,972
		10,067
Medical Services (2.9%):
Express Scripts, Inc. (b)	96,950	5,261

Miscellaneous Manufacturing (1.6%):
Polypore International, Inc. (b)	41,900	2,849

Oil Companies-Integrated (2.8%):
Occidental Petroleum Corp.	52,450	5,150

Oilfield Services & Equipment (8.0%):
Cameron International Corp. (b)	116,875	6,538
Schlumberger Ltd.	88,575	8,005
		14,543
Pharmaceuticals (11.8%):
Alexion Pharmaceuticals, Inc. (b)	118,450	6,728
Allergan, Inc.	92,550	7,525
Perrigo Co.	80,400	7,261
		21,514

See notes to schedules of investments.

Security Description	Shares	Value
Primary Metal & Mineral Production (1.7%):
Freeport-McMoRan Copper & Gold, Inc.	57,025	$3,020

Railroads (2.6%):
Union Pacific Corp.	45,950	4,709

Real Estate Services (2.4%):
CB Richard Ellis Group, Inc., Class A (b)	196,625	4,286

Retail (2.8%):
Chipotle Mexican Grill, Inc. (b)	15,575	5,055

Retail-Specialty Stores (2.1%):
Lululemon Athletica, Inc. (b)	62,675	3,794

Semiconductors (2.3%):
ARM Holdings PLC, Sponsored ADR	142,575	4,105

Software & Computer Services (8.2%):
Citrix Systems, Inc. (b)	87,875	6,330
Cognizant Technology Solutions Corp., Class A (b)	114,450	7,997
Salesforce.com, Inc. (b)	4,250	615
		14,942
Telecommunications-Services & Equipment (3.7%):
QUALCOMM, Inc.	123,350	6,757

Transportation Services (2.6%):
Expeditors International of Washington, Inc.	97,575	4,656

Total Common Stocks (Cost $131,052)		168,861

Total Investments (Cost $143,269) — 99.6%		181,078

Other assets in excess of liabilities — 0.4%		792

NET ASSETS — 100.0%		$181,870

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.4%)
Alabama (1.4%):
Alabama State Board of Education Revenue, Southern University Community College, 3.30%, 7/1/16, Insured by Assured Guaranty	$400	$425
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	450	492
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,119
		2,036
Alaska (1.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,160
Series A, 5.13%, 4/1/19, AGM	500	561
		2,721
Arizona (2.2%):
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project, 4.00%, 7/1/12	540	555
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	564
Pima County Metropolitan Domestic Water Improvement District Water Revenue, 3.00%, 1/1/16, AGM	1,665	1,767
Pima County Unified School District Number 20 Vail, School Improvement Project 2009, Series B, GO, 5.00%, 7/1/30, AGM (a)	250	261
		3,147
California (8.2%):
Atwater Public Financing Authority Wastewater Revenue, 5.63%, 5/1/31, Callable 5/1/19 @ 102, AGM	625	639
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, AGM (a)	1,000	1,044
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,109
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM	400	404
Corona-Norco Unified School District Certificates, Series A, 4.50%, 4/15/31, Callable 4/15/20 @ 100, AGM	1,145	1,070
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	263
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	277
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	639
Los Angeles Unified Shcool District, Series A, GO, 5.00%, 7/1/21, Callable 7/1/13 @ 100, AGM	1,000	1,060
Pittsburgh Unified School District Certificates, 2001 Financing Project, 5.00%, 6/1/30, Callable 6/1/18 @ 100, AGM	1,300	1,301
Stanton Redevelopment Agency Tax Allocation, Consolidated Redevelopment Project, Series A, 4.63%, 12/1/35, Callable 12/1/20 @ 100, AGM	400	365
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,323
Western Placer University School Certificates, 2009 Refinancing Project, 5.25%, 8/1/30, Callable 8/1/19 @ 100, AGM	2,510	2,541
		12,035
Colorado (0.6%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	363

See notes to schedules of investments.

Security Description	Principal Amount	Value
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	$500	$542
		905
Connecticut (1.5%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM (b)	2,000	2,270

Florida (10.1%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	11,684
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/1/35, Callable 7/1/20 @ 100, Insured by Assured Guaranty	190	190
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,212
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,649
		14,735
Georgia (5.6%):
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,656
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC, 5.00%, 7/1/42, AGM (a)	1,250	1,233
Forsyth County School District, GO, 5.00%, 2/1/16, AGM	1,000	1,167
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding (b)	2,655	2,949
Spalding County, GO, 4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,102
		8,107
Hawaii (3.3%):
Hawaii State, Series CY, GO, 5.75%, 2/1/15, AGM	4,150	4,838

Illinois (2.2%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, AGM (b)	1,000	1,088
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM	2,000	2,127
		3,215
Indiana (3.7%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, AGM/State Aid Withholding	250	283
4.50%, 7/15/17, AGM/State Aid Withholding	250	284
Franklin Township Multi-School Building Corp., First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,078
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,569
MSD Warren Township Vision 2005 School Building Corp., First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,166
		5,380
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	500	530

Michigan (1.0%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	200	203
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,294
		1,497

See notes to schedules of investments.

Security Description	Principal Amount	Value
Minnesota (0.7%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	$555	$604
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	369
		973
Missouri (0.2%):
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	257

Nevada (1.3%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,862

New Jersey (1.3%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	522
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,358
		1,880
New York (2.6%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	962
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,440
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,397
		3,799
North Carolina (2.0%):
North Carolina State, Series B, GO, 5.00%, 6/1/19	2,500	2,998

Ohio (7.1%):
Columbus Ohio
Series 2, GO, 5.00%, 7/1/20, Prerefunded 7/1/14 @ 100	5,095	5,593
Series B, GO, 3.00%, 7/1/19 (c)	3,000	3,115
Ohio State, Common Schools, Series A, GO, 5.00%, 6/15/23 (a)	1,500	1,610
		10,318
Oregon (3.8%):
Portland Oregon Sewer System Revenue, Series B, 5.00%, 6/1/17, Callable 6/1/15 @ 100, AGM	5,000	5,616

Pennsylvania (6.5%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	531
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	526
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,151
Northampton County General Purpose Authority Revenue, 5.25%, 10/1/30, Callable 10/1/12 @ 100, AGM County Guaranty	2,000	2,069
Pennsylvania State, Second Series, GO, 5.00%, 6/1/22, Callable 6/1/14 @ 100, AGM	1,000	1,081
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,141
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	115
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,853
		9,467

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Texas (22.1%):
Alamo Heights Independent School District, School Building, GO, 5.00%, 2/1/19, PSF-GTD (a)	$1,310	$1,437
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,141
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	966
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,706
Frisco, CTFS Obligations, Series A, GO, 5.00%, 2/15/19, Prerefunded 2/15/13 @ 100, AGM	1,500	1,608
Humble Independent School District
GO, 3.40%, 6/15/17, PSF-GTD	650	714
Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,505
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	797
Katy Independent School District, Series A, GO, 4.00%, 2/15/16, PSF-GTD	500	562
Lamar Consolidated Independent School District, School House, GO, 5.00%, 2/15/21, Callable 2/15/15 @ 100, PSF-GTD	1,300	1,448
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	751
Laredo Independent School District
GO, 3.00%, 8/1/15, PSF-GTD	875	943
GO, 3.00%, 8/1/16, PSF-GTD	700	756
Mckinney Independent School District, GO, 5.25%, 2/15/19, Callable 2/15/15 @ 100, PSF-GTD	4,725	5,362
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	4,250	4,579
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,622
San Antonio Independent School District, GO, 5.00%, 8/15/21, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,109
Socorro Independent School District, GO, 5.00%, 8/15/20, PSF-GTD (a)	1,000	1,115
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD (c)	2,000	2,077
		32,198
Washington (9.7%):
King County School District Number 403 Renton, GO, 5.00%, 12/1/20, Callable 12/1/13 @ 100, AGM/School Building Guaranty	5,000	5,363
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School building Guaranty	2,000	2,261
Washington State
Series D, GO, 5.00%, 1/1/15, AGM	3,000	3,420
Series D, GO, 5.00%, 1/1/20, Callable 1/1/14 @ 100, AMBAC	1,865	2,014
Series R-A, GO, 5.00%, 1/1/15, AMBAC	1,000	1,139
		14,197
Total Municipal Bonds (Cost $139,735)		144,981

Investment Companies (7.0%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.01%(d)	1,000,000	1,000
Fidelity Institutional Tax Exempt Fund, 0.01%(d)	9,236,733	9,237

Total Investment Companies (Cost $10,237)		10,237

Total Investments (Cost $149,972) — 106.4%		155,218

Liabilities in excess of other assets — (6.4)%		(9,335)

NET ASSETS — 100.0%		$145,883

(a)	Continuously callable with 30 days notice.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of investments.

(c)	Security purchased on a when-issued basis.

(d)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/11.

AGM	Insured by Assured Guaranty Municipal Corporation

AMBAC	Insured by American Municipal Bond Assurance Corporation

FGIC	Insured by Financial Guaranty Insurance Company

GO	General Obligation

LLC	Limited Liability Co.

NATL-RE	Insured by National Reinsurance Corp.

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified-School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.4%)
General Obligations (54.6%):
County, City & Special District (13.7%):
Cincinnati, Series A, 3.00%, 12/1/17	$105	$112
Cleveland, 5.75%, 8/1/12, MBIA	875	921
Columbus, Series A, 5.00%, 6/1/19	4,000	4,737
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	551
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,216
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	834
Summit County
Series R, 5.50%, 12/1/13, FGIC	250	278
Series R, 5.50%, 12/1/16, FGIC	535	644
Series R, 5.50%, 12/1/17, FGIC	930	1,126
Series R, 5.50%, 12/1/18, FGIC	1,095	1,327
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,450
Warren County Special Assessment, 6.55%, 12/1/14	375	400
		13,596
Public Facilities (Convention, Sport, Public Buildings) (0.7%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	667

Public Improvements (5.0%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	214
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	391
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	538
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,360
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	439
		4,942
Schools & Educational Services (34.3%):
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,313
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,428
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,825
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	970
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,041
3.75%, 12/1/17, AGM	1,245	1,366
4.75% (a), 12/1/21, AGM	1,455	984
4.95% (a), 12/1/23, AGM	1,455	873
Fairfield City School District, 7.45%, 12/1/14, FGIC	800	886
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	739
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	575	591
Lima City School District, 6.00%, 12/1/22, AMBAC (b)	30	31
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,328
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	637
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	376
Minerva Local School District, 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,356
Ohio Schools
Series A, 4.00%, 9/15/18	3,000	3,350
Series C, 5.00%, 3/15/19 (b)	3,000	3,212
Series C, 5.00%, 9/15/19	1,500	1,765
5.00%, 6/15/22 (b)	1,000	1,056
Series A, 5.00%, 6/15/23 (b)	1,500	1,610

See notes to schedules of investments.

Security Description	Principal Amount	Value
Sidney City School District, 4.70%, 12/1/11, FGIC	$200	$203
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,052
Springboro Community City School District, 5.25%, 12/1/26, AGM	4,190	4,812
Sylvania City School District, School Improvement, 4.00% (a), 12/1/17, Insured by Assured Guaranty	1,040	871
Worthington City School District, 6.00%, 12/1/11, FGIC	255	260
		33,935
Utilities (Sewers, Telephone, Electric) (0.9%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	195	220
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	622
		842
		53,982
Revenue Bonds (40.8%):
Hospitals, Nursing Homes & Health Care (13.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	452
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series A, 4.75%, 6/1/35, Callable 6/1/15 @ 100	1,290	1,216
Series A, 5.00%, 6/1/38, Callable 6/1/20 @ 100	2,000	1,942
Series B, 4.13%, 9/1/20	1,200	1,253
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,590
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,493
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,473
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	900	913
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	1,255	1,266
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	521
		13,119
Housing (3.1%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,102

Public Facilities (Convention, Sport, Public Buildings) (1.1%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,082

Public Improvements (1.2%):
Cleveland Airport System Revenue, Series C, 4.00%, 1/1/15, Insured by Assured Guaranty	1,000	1,047
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	100	102
		1,149
Schools & Educational Services (20.7%):
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	679
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnatti, 5.00%, 6/1/30, AGM (b)	1,260	1,307
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (b)	1,000	982
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	600	679
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	419
5.00%, 11/15/13	250	270
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	447
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	354

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	$600	$673
State University General Receipts
5.00%, 12/1/17, Callable 6/1/14 @ 100, NATL-RE	1,550	1,676
Series A, 3.00%, 12/1/17	4,000	4,265
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,129
University of Toledo General Receipts Bonds
4.00%, 6/1/20	200	209
Series A, 3.50%, 6/1/16	2,260	2,414
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	804
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,282
4.00%, 12/15/16, Insured by Assured Guaranty	500	553
4.13%, 12/15/17, Insured by Assured Guaranty	435	479
4.38%, 12/15/18, Insured by Assured Guaranty	685	756
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,069
		20,446
Utilities-Water (1.5%):
Mahoning Valley Sanitary District Water Revenue, 2.00%, 12/1/13, Insured by Assured Guaranty	345	356
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	684
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	454
		1,494
		40,392

Total Municipal Bonds (Cost $89,070)		94,374

Investment Companies (4.0%)
Touchstone Ohio Money Market Fund, 0.01%(c)	3,972,628	3,973

Total Investment Companies (Cost $3,973)		3,973

Total Investments (Cost $93,043) — 99.4%		98,347

Other assets in excess of liabilities — 0.6%		594

NET ASSETS — 100.0%		$98,941

(a)	Rate represents the effective yield at purchase.

(b)	Continuously callable with 30 days notice.

(c)	Rate disclosed is the daily yield on 7/31/11.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation

AMBAC	Insured by American Municipal Bond Assurance Corporation

FGIC	Insured by Financial Guaranty Insurance Company

MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.4%)
Ohio (95.4%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 0.20% (a), 10/1/31, LOC JPMorgan Chase & Co.	$1,000	$1,000
Series C, 0.23% (a), 6/1/34, LOC Bank of Nova Scotia	9,400	9,400
Avon Local School District, GO, BAN, 1.13%, 12/14/11	1,255	1,257
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.09% (a), 7/1/24, LOC U.S. Bank N.A.	2,050	2,050
Canal Winchester Local School District, GO, BAN, 1.60%, 11/17/11	1,335	1,338
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 0.10% (a), 1/1/37, LOC JPMorgan Chase Bank	1,270	1,270
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.09% (a), 3/1/34, LOC U.S. Bank N.A.	2,510	2,510
Columbus Sewer Revenue, Series B, 0.07% (a), 6/1/32	7,210	7,210
Cuyahoga Falls, GO, BAN, 1.25%, 12/8/11	2,880	2,885
Englewood, IDR, YMCA Dayton Project, Series A, 0.20% (a), 3/1/27, LOC Bank One N.A.	3,325	3,325
Forest Park, GO, BAN, Series B, 1.35%, 10/27/11	1,645	1,648
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, Series B, 0.11% (a), 11/1/40	3,250	3,250
Franklin County Hospital Revenue, U.S. Health Corp., Series B, 0.15% (a), 12/1/20, LOC U.S. Bank N.A.	3,000	3,000
Franklin County, EDR, Columbus Electric Funded Project, 0.09% (a), 4/1/21, LOC Bank One N.A.	970	970
Hamilton County, Health Care Revenue, Life Enriching Communities Project, Series B, 0.09% (a), 1/1/37, LOC PNC Bank N.A.	3,200	3,200
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.09% (a), 5/15/28, LOC U.S. Bank N.A.	390	390
Hamilton County, Parking System Revenue, 0.09% (a), 12/1/26, LOC U.S. Bank N.A.	4,735	4,735
Hilliard, IDR, National Sign, 0.34% (a), 12/1/19, LOC Bank One N.A., AMT	1,540	1,540
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.13% (a), 7/1/38, LOC JPMorgan Chase Bank	11,670	11,670
Jefferson Local School District, Madison County, GO, BAN, 2.00%, 11/23/11	900	903
Kent State University Revenue, General Receipts, Series B, 0.08% (a), 5/1/32, LOC Bank of America N.A.	5,500	5,500
Lake County, GO, BAN, 1.25%, 8/4/11	2,165	2,165
Lorain County, IDR, Malt Properties Ltd. Project, 0.13% (a), 4/1/34, LOC Bank One N.A., AMT	3,004	3,004
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.09% (a), 12/1/18, LOC National City Bank	1,695	1,695
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.20% (a), 5/1/38, FHLB	4,155	4,155
Ohio State
0.03% (a), 3/15/25, State of Ohio Enhanced	12,040	12,040
GO, Series B, 0.03% (a), 8/1/21	1,000	1,000
GO, Series B, 0.03% (a), 3/15/25	985	985
GO, Series B, 0.04% (a), 8/1/17	1,500	1,500
GO, Series D, 0.04% (a), 3/15/24	2,300	2,300
Ohio State Air Quality Development Authority Revenue, Dayton Power & Light Co., Series A, 0.09% (a), 11/1/40, LOC JPMorgan Chase Bank, AMT	1,000	1,000
Ohio State Air Quality Development Authority Revenue, Valley Electric Corp. Project, Series B, 0.04% (a), 2/1/26, LOC Bank of Nova Scotia	2,100	2,100
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Foundation, Series B-4, 0.16% (a), 1/1/43	8,520	8,520
Ohio State Higher Educational Facility Revenue, Case Western Reserve University
Series A, 0.06% (a), 12/1/44, LOC PNC Bank N.A.	5,000	5,000
Series B-1, 0.26% (a), 12/1/44, LOC U.S. Bank N.A.	3,000	3,000
Ohio State University General Receipts

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
0.04% (a), 12/1/27	$2,200	$2,200
Series B, 0.03% (a), 6/1/35	7,100	7,100
Series B, 0.05% (a), 12/1/28	3,200	3,200
Ohio State Water Development Authority Revenue, Timken Co., 0.06% (a), 11/1/25, LOC Northern Trust Co.	3,200	3,200
Olmsted Falls City School District, Energy Conservation Improvement, GO, BAN, 1.75%, 12/8/11	500	501
Princeton City School District, GO, BAN, 1.30%, 11/29/11	625	626
Seven Hills, Recreation Center Improvement, GO, BAN, 1.50%, 8/16/11	2,850	2,851
Shaker Heights City School District, GO, BAN, 1.00%, 10/4/11	600	600
State EDR, YMCA Greater Cincinnati Project, 0.13% (a), 11/1/21, LOC Bank One N.A.	4,145	4,145
State Higher Educational Facility Revenue, Xavier University Project, Series B, 0.06% (a), 11/1/30, LOC U.S. Bank N.A.	1,000	1,000
State Refunding & Improvement Infrastructure, GO, Series D, 0.04% (a), 2/1/19	400	400
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.11% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.23% (a), 5/15/19, LOC Barclays Bank PLC	7,500	7,500
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.08% (a), 7/1/39, LOC U.S. Bank N.A.	1,900	1,900
		154,438
Total Municipal Bonds (Amortized Cost $154,438)		154,438

Investment Companies (3.7%)
BlackRock Ohio Municipal Money Market, 0.00% (b)	5,940,133	5,940

Total Investment Companies (Amortized Cost $5,940)		5,940

Total Investments (Amortized Cost $160,378) (c) — 99.1%		160,378

Other assets in excess of liabilities — 0.9%		1,519

NET ASSETS — 100.0%		$161,897

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/11.

(c)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FHLB	Insured by Federal Home Loan Bank

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	July 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (7.2%)
Bank of Montreal Chicago, 0.12%, 8/8/11	$13,000	$13,000
Bank of Nova Scotia, 0.22% (a), 10/11/11	5,800	5,800
National Australia Bank Ltd. NY, 0.27% (a), 10/5/11	3,000	3,000
Royal Bank of Canada NY, 0.26% (a), 10/14/11	3,100	3,100

Total Certificates of Deposit (Amortized Cost $24,900)		24,900

Commercial Paper (38.1%)
Bank of Nova Scotia NY, 0.10% (b), 8/4/11	14,000	14,000
Canadian Imperial Holdings, Inc., 0.10% (b), 8/8/11	13,000	13,000
Coca-Cola Co., 0.16% (b), 11/2/11 (c)	5,600	5,598
eBay, Inc., 0.12% (b), 9/13/11 (c)	12,400	12,398
General Electric Co., 0.12% (b), 9/16/11	13,000	12,998
HSBC USA, Inc., 0.07% (b), 8/2/11	2,300	2,300
Illinois Tool Works, Inc., 0.09% (b), 8/15/11 (c)	5,700	5,700
John Deere Capital Corp., 0.09% (b), 8/5/11 (c)	3,850	3,850
NetJets, Inc.
0.10% (b), 9/1/11 (c)	3,800	3,800
0.11% (b), 9/2/11 (c)	8,200	8,199
Northwestern University
0.12% (b), 8/26/11	6,100	6,099
0.16% (b), 9/14/11	2,800	2,799
Procter & Gamble Co., 0.15% (b), 12/2/11 (c)	12,100	12,094
Straight-A Funding LLC
0.09% (b), 8/2/11 (c)	12,700	12,700
0.16% (b), 9/6/11 (c)	4,600	4,599
Toyota Motor Credit Corp.
0.20% (b), 10/4/11	9,900	9,896
0.31% (b), 2/28/12	1,900	1,897

Total Commercial Paper (Amortized Cost $131,927)		131,927

Corporate Bonds (12.1%)
Asset Funding Co. Ltd., 0.91% (a), 8/23/11 (c)	15,000	15,000
Citigroup, Inc., 2.13%, 4/30/12	9,000	9,126
IBM International Group Capital LLC, 0.52% (a), 6/26/12 (c)	7,000	7,000
IFC Discount Note, 0.15% (b), 8/9/11	3,500	3,500
Wal-Mart Stores, Inc., 5.23% (d), 6/1/12	7,000	7,288

Total Corporate Bonds (Amortized Cost $41,914)		41,914

Municipal Bonds (1.8%)
Denver Public Schools Certificates, Series A-2, 0.10% (a), 12/15/37, LOC JPMorgan Chase Bank, AGM	1,000	1,000
Michigan State Strategic Fund Ltd. Obligation Revenue, Orchestra Place Renewal Partnership, 0.26% (a), 9/1/22, LOC Bank of America N.A.	100	100
San Jose Financing Authority Revenue, Series F, 0.14% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000

Total Municipal Bonds (Amortized Cost $6,100)		6,100

U.S. Government Agency Securities (7.5%)
Federal Home Loan Mortgage Corp.
0.20% (a), 8/5/11, MTN	5,400	5,400
0.22% (a), 11/7/11, MTN	6,000	6,000
0.07% (a), 11/9/11	5,000	4,997

See notes to schedules of investments.

Security Description	Principal Amount	Value
0.08% (a), 1/13/12	$9,400	$9,396

Total U.S. Government Agency Securities (Amortized Cost $25,793)		25,793

Repurchase Agreements (25.9%)
Deutsche Bank Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $25,000, collateralized by U.S. Treasury Securities, 0.75%, 6/15/14, market value $25,500)	25,000	25,000
Goldman Sachs Group, Inc., 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $49,801, collateralized by U.S. Government Agency Securities, 0.00%-5.00%, 11/30/11-4/15/15, market value $50,797)	49,800	49,800
Morgan Stanley, 0.19%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 5.00%, 4/1/38, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.20%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 3.20%, 4/1/41, market value $5,101)	5,000	5,000
UBS Securities LLC, 0.21%, 8/1/11 (Date of agreement 7/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 4,50%, 6/15/41, market value $5,100)	5,000	5,000

Total Repurchase Agreements (Amortized Cost $89,800)		89,800

Total Investments (Amortized Cost $320,434) — 92.6%		320,434

Other assets in excess of liabilities — 7.4%		25,695

NET ASSETS — 100.0%		$346,129

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 7/31/11.

AGM	Insured by Assured Guaranty Municipal Corporation

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.5%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$53,363	$53,363

Total Commercial Paper (Amortized Cost $53,363)		53,363

Common Stocks (93.3%)
Aerospace/Defense (0.8%):
LMI Aerospace, Inc. (b)	276,000	6,345

Apparel & Footwear (1.2%):
Carter’s, Inc. (b)	287,900	9,645

Automotive (0.9%):
Group 1 Automotive, Inc.	163,000	7,764

Automotive Parts (0.4%):
Commercial Vehicle Group, Inc. (b)	278,300	2,950

Banks (5.7%):
First Niagara Financial Group, Inc.	791,000	9,690
IBERIABANK Corp.	127,750	6,511
Independent Bank Corp.	328,100	8,711
PacWest Bancorp	322,000	6,392
Prosperity Bancshares, Inc.	233,000	9,676
Umpqua Holdings Corp.	577,000	6,555
		47,535
Building Materials (1.3%):
Sterling Constructioin Co., Inc. (b)	348,000	4,454
Texas Industries, Inc.	170,000	6,564
		11,018
Chemicals (6.0%):
A. Schulman, Inc.	345,176	7,646
H.B. Fuller Co.	619,000	14,150
Olin Corp.	416,464	8,708
Rush Enterprises, Inc., Class A (b)	327,000	6,537
Sensient Technologies Corp.	343,000	12,732
		49,773
Coal (0.8%):
Cloud Peak Energy, Inc. (b)	312,000	6,958

Commercial Services (6.6%):
Comfort Systems USA, Inc.	449,000	4,688
Diebold, Inc.	286,000	8,649
Fair Isaac Corp.	281,000	8,360
Rent-A-Center, Inc.	243,125	6,576
Sanderson Farms, Inc.	202,275	9,349
Steiner Leisure Ltd. (b)	233,000	11,328
Viad Corp.	254,225	5,270
		54,220
Computers & Peripherals (3.1%):
CACI International, Inc., Class A (b)	160,000	9,453
MTS Systems Corp.	183,589	7,235
Synaptics, Inc. (b)	370,000	9,091
		25,779
Electrical Components & Equipment (2.3%):
American Science & Engineering, Inc.	78,800	6,393
Anixter International, Inc.	113,000	7,054
Thomas & Betts Corp. (b)	121,000	5,902
		19,349

See notes to schedules of investments.

Security Description	Shares	Value
Electronics (2.8%):
Benchmark Electronics, Inc. (b)	415,000	$6,080
Brady Corp., Class A	284,000	8,406
PerkinElmer, Inc.	365,000	8,928
		23,414
Engineering (1.2%):
EMCOR Group, Inc. (b)	346,000	9,660

Entertainment (0.7%):
Callaway Golf Co.	847,000	5,378

Financial Services (0.5%):
KBW, Inc.	234,000	4,001

Food (0.8%):
Ruddick Corp.	162,000	6,788

Food Processing & Packaging (2.9%):
Corn Products International, Inc.	134,705	6,855
Flowers Foods, Inc.	381,000	8,352
Silgan Holdings, Inc.	217,000	8,415
		23,622
Health Care (2.1%):
Greatbatch, Inc. (b)	301,000	7,501
Owens & Minor, Inc.	320,000	9,760
		17,261
Healthcare-Products (0.7%):
Haemonetics Corp. (b)	84,000	5,502

Insurance (8.0%):
Alterra Capital Holdings Ltd.	496,000	10,808
American Financial Group, Inc.	190,000	6,456
Arthur J. Gallagher & Co.	358,000	10,067
Delphi Financial Group, Inc.	302,000	8,130
Horace Mann Educators Corp.	404,000	5,882
Infinity Property & Casualty Corp.	116,000	5,878
RLI Corp.	110,000	6,946
StanCorp Financial Group, Inc.	134,000	4,457
The Navigators Group, Inc. (b)	161,000	7,590
		66,214
Internet (0.8%):
Websense, Inc. (b)	306,000	6,940

Machine-Diversified (1.5%):
Kadant, Inc. (b)	101,020	2,658
Kennametal, Inc.	256,000	10,094
		12,752
Machinery-Construction & Mining (0.8%):
Astec Industries, Inc. (b)	167,000	6,266

Manufacturing-Diversified (3.2%):
Barnes Group, Inc.	336,000	8,182
Carlisle Cos., Inc.	229,484	9,920
Lincoln Electric Holdings, Inc.	245,000	8,384
		26,486
Manufacturing-Miscellaneous (2.2%):
AptarGroup, Inc.	99,500	5,079
John Bean Technologies Corp.	424,975	7,505
Lancaster Colony Corp.	91,000	5,472
		18,056

See notes to schedules of investments.

Security Description	Shares	Value
Medical Equipment & Supplies (2.6%):
CONMED Corp. (b)	358,300	$9,316
Orthofix International N.V. (b)	94,000	3,969
STERIS Corp.	229,600	8,034
		21,319
Metal Fabrication (1.5%):
Haynes International, Inc.	45,925	2,877
Mueller Industries, Inc.	249,000	9,345
		12,222
Oil & Gas (0.7%):
HollyFrontier Corp.	78,000	5,880

Oil & Gas Exploration-Production & Services (4.6%):
Atwood Oceanics, Inc. (b)	129,000	6,024
Berry Petroleum Co., Class A	142,000	8,144
Northwest Natural Gas Co.	169,000	7,539
Patterson-UTI Energy, Inc.	127,000	4,131
Penn Virginia Corp.	422,000	5,537
PetroQuest Energy, Inc. (b)	804,000	6,537
		37,912
Oilfield Services & Equipment (2.1%):
Cal Dive International, Inc. (b)	1,007,000	5,619
Superior Energy Services, Inc. (b)	188,000	7,800
Tesco Corp. (b)	191,000	4,061
		17,480
Pharmaceuticals (1.0%):
West Pharmaceutical Services, Inc.	184,550	8,096

Real Estate Investment Trusts (4.3%):
Chatham Lodging Trust	374,500	5,827
Healthcare Realty Trust, Inc.	288,000	5,645
Highwoods Properties, Inc.	262,000	9,021
LaSalle Hotel Properties	224,000	5,602
PS Business Parks, Inc.	167,000	9,487
		35,582
Restaurants (0.5%):
Jack in the Box, Inc. (b)	189,000	4,294

Retail-Apparel/Shoe (1.4%):
Maidenform Brands, Inc. (b)	210,600	5,444
Wolverine World Wide, Inc.	153,955	5,830
		11,274
Retail-Specialty Stores (1.8%):
Casey’s General Stores, Inc.	185,000	8,325
Cato Corp., Class A	244,000	6,788
		15,113
Semiconductors (2.8%):
ATMI, Inc. (b)	336,000	6,267
Fairchild Semiconductor International, Inc. (b)	248,571	3,731
MKS Instruments, Inc.	296,000	7,385
QLogic Corp. (b)	399,000	6,053
		23,436
Software & Computer Services (0.9%):
Jack Henry & Associates, Inc.	258,000	7,469

Staffing (1.6%):
Heidrick & Struggles International, Inc.	274,000	7,288

See notes to schedules of investments.

Security Description	Shares	Value
Korn/Ferry International (b)	294,000	$6,333
		13,621
Telecommunications-Services & Equipment (0.6%):
Arris Group, Inc. (b)	435,000	5,220

Transportation Services (3.7%):
Alexander & Baldwin, Inc.	97,000	4,676
Arkansas Best Corp.	273,000	6,568
Celadon Group, Inc. (b)	324,396	4,438
GATX Corp.	251,000	9,897
Genesee & Wyoming, Inc., Class A (b)	98,000	5,394
		30,973
Utilities-Electric (3.7%):
ALLETE, Inc.	277,000	11,149
Cleco Corp.	305,000	10,590
NorthWestern Corp.	290,000	9,286
		31,025
Utilities-Natural Gas (2.2%):
Energen Corp.	131,000	7,704
WGL Holdings, Inc.	270,000	10,479
		18,183
Total Common Stocks (Cost $659,188)		772,775

Exchange Traded Funds (0.7%)
United States (0.7%):
iShares Russell 2000 Value Index Fund	87,000	6,154

Total Exchange Traded Funds (Amortized Cost $5,297)		6,154

Total Investments (Cost $717,848) — 100.5%		832,292

Liabilities in excess of other assets — (0.5)%		(4,132)

NET ASSETS — 100.0%		$828,160

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.3%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$3,107	$3,107

Total Commercial Paper (Amortized Cost $3,107)		3,107

Common Stocks (99.4%)
Aerospace/Defense (2.1%):
Rockwell Collins, Inc.	85,100	4,688
Spirit AeroSystems Holdings, Inc., Class A (b)	708,975	14,527
		19,215
Automotive Parts (3.9%):
BorgWarner, Inc. (b)	215,000	17,119
Eaton Corp.	382,800	18,355
		35,474
Banks (4.2%):
CapitalSource, Inc.	1,970,000	12,726
Comerica, Inc.	225,000	7,207
Fifth Third Bancorp	1,440,000	18,216
		38,149
Beverages (1.2%):
Dr Pepper Snapple Group, Inc.	301,800	11,396

Biotechnology (1.6%):
Dendreon Corp. (b)	117,000	4,317
Life Technologies Corp. (b)	221,550	9,977
		14,294
Brokerage Services (3.1%):
Lazard Ltd., Class A	363,350	12,209
Waters Corp. (b)	190,000	16,699
		28,908
Building Materials (2.0%):
Owens Corning, Inc. (b)	520,100	18,505

Chemicals (3.3%):
Albemarle Corp.	285,000	18,975
PPG Industries, Inc.	137,900	11,611
		30,586
Coal (1.8%):
Alpha Natural Resources, Inc. (b)	376,100	16,063

Computers & Peripherals (1.1%):
Brocade Communications Systems, Inc. (b)	1,919,000	10,516

Consumer Products (2.8%):
Church & Dwight Co., Inc.	248,100	10,008
The Warnaco Group, Inc. (b)	296,370	15,797
		25,805
Electrical Equipment (1.6%):
AMETEK, Inc.	340,000	14,450

Electronics (2.4%):
Arrow Electronics, Inc. (b)	504,500	17,531
PerkinElmer, Inc.	180,000	4,403
		21,934
Engineering (1.8%):
McDermott International, Inc. (b)	818,700	16,513

See notes to schedules of investments.

Security Description	Shares	Value
Engineering (1.1%):
Foster Wheeler AG (b)	365,000	$9,891

Entertainment (1.2%):
Penn National Gaming, Inc. (b)	265,000	11,111

Financial Services (2.5%):
Ameriprise Financial, Inc.	218,000	11,794
TD AMERITRADE Holding Corp.	618,890	11,363
		23,157
Food Processing & Packaging (1.3%):
J.M. Smucker Co.	153,850	11,988

Hotels & Motels (1.3%):
Starwood Hotels & Resorts Worldwide, Inc.	210,000	11,542

Insurance (3.3%):
Aon Corp.	281,700	13,555
Unum Group	699,200	17,054
		30,609
Internet Business Services (1.0%):
Equinix, Inc. (b)	85,300	8,911

Investment Companies (1.3%):
Invesco Ltd.	553,800	12,283

Machine-Diversified (1.1%):
Cummins, Inc.	93,900	9,848

Media (1.3%):
Discovery Communications, Inc., Class A (b)	304,945	12,137

Medical-Information Systems (2.0%):
Cerner Corp. (b)	269,200	17,899

Mining (1.9%):
Agnico-Eagle Mines Ltd.	305,000	17,004

Miscellaneous Manufacturing (0.9%):
SPX Corp.	110,800	8,337

Oil & Gas Exploration-Production & Services (6.9%):
Concho Resources, Inc. (b)	97,900	9,162
ENSCO International PLC, Sponsored ADR	318,200	16,944
Newfield Exploration Co. (b)	80,900	5,454
QEP Resources, Inc.	357,000	15,647
Whiting Petroleum Corp. (b)	277,000	16,232
		63,439
Oilfield Services & Equipment (3.5%):
Cameron International Corp. (b)	216,300	12,100
Dresser-Rand Group, Inc. (b)	383,000	20,460
		32,560
Packaging & Containers (0.6%):
Crown Holdings, Inc. (b)	145,750	5,598

Pharmaceuticals (1.9%):
AmerisourceBergen Corp.	463,300	17,749

Real Estate Investment Trusts (2.9%):
Digital Realty Trust, Inc.	279,500	17,108
SL Green Realty Corp.	114,350	9,379
		26,487
Retail-Apparel/Shoe (1.6%):
Guess?, Inc.	375,800	14,325

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Department Stores (1.6%):
Nordstrom, Inc.	294,000	$14,747

Retail-Specialty Stores (1.8%):
Dick’s Sporting Goods, Inc. (b)	441,600	16,339

Semiconductors (4.6%):
Altera Corp.	426,900	17,452
Cypress Semiconductor Corp.	722,500	14,869
Semtech Corp. (b)	416,000	9,693
		42,014
Software & Computer Services (4.6%):
Autodesk, Inc. (b)	480,000	16,512
F5 Networks, Inc. (b)	26,500	2,477
Nuance Communications, Inc. (b)	1,142,500	22,862
		41,851
Steel (2.3%):
Allegheny Technologies, Inc.	369,425	21,497

Telecommunications-Cellular (1.5%):
NII Holdings, Inc. (b)	330,000	13,975

Telecommunications-Services & Equipment (2.6%):
Amdocs Ltd. (b)	440,000	13,873
MasTec, Inc. (b)	486,000	10,148
		24,021
Tools & Hardware Manufacturing (2.1%):
Stanley Black & Decker, Inc.	295,700	19,448

Transportation Services (3.1%):
Con-way, Inc.	404,000	14,795
J. B. Hunt Transport Services, Inc.	309,000	13,979
		28,774
Trucking & Leasing (1.3%):
Ryder System, Inc.	215,800	12,154

Utilities-Electric (2.1%):
Wisconsin Energy Corp.	104,800	3,212
Xcel Energy, Inc.	663,100	15,915
		19,127
Utilities-Water (1.3%):
American Water Works Co., Inc.	430,600	12,057

Total Common Stocks (Cost $746,656)		912,687

Total Investments (Cost $749,763) — 99.7%		915,794

Other assets in excess of liabilities — 0.3%		2,551

NET ASSETS — 100.0%		$918,345

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.3%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$838	$838

Total Commercial Paper (Amortized Cost $838)		838

Common Stocks (92.9%)
Advertising (0.1%):
Interpublic Group of Cos., Inc.	1,388	14
Omnicom Group, Inc.	799	37
		51
Aerospace/Defense (2.1%):
B.F. Goodrich Co.	355	34
Boeing Co.	2,098	148
General Dynamics Corp.	1,057	72
Honeywell International, Inc.	2,236	119
Lockheed Martin Corp.	809	61
Northrop Grumman Corp.	832	50
Raytheon Co.	1,012	45
Rockwell Collins, Inc.	438	24
United Technologies Corp.	2,600	216
		769
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	1,938	59

Airlines (0.1%):
Southwest Airlines Co.	2,249	22

Aluminum (0.1%):
Alcoa, Inc.	3,022	45

Apparel & Footwear (0.6%):
Coach, Inc.	834	54
Nike, Inc., Class B	1,078	97
Polo Ralph Lauren Corp.	183	25
VF Corp.	249	29
		205
Audio & Video Products (0.0%):
Harman International Industries, Inc.	199	8

Automotive (0.5%):
AutoNation, Inc. (b)	181	7
Ford Motor Co. (b)	10,791	132
PACCAR, Inc.	1,038	44
		183
Automotive Parts (0.3%):
Eaton Corp.	1,189	57
Genuine Parts Co.	447	24
O’Reilly Automotive, Inc. (b)	392	23
		104
Banks (5.9%):
Bank of America Corp.	28,790	279
Bank of New York Mellon Corp.	3,528	88
BB&T Corp.	1,979	51
Citigroup, Inc.	8,298	318
Comerica, Inc.	502	16
Fifth Third Bancorp	2,610	33
First Horizon National Corp.	748	7
Huntington Bancshares, Inc.	2,453	15
JPMorgan Chase & Co.	11,290	457

See notes to schedules of investments.

Security Description	Shares	Value
KeyCorp (c)	2,701	$22
M&T Bank Corp.	357	31
Northern Trust Corp.	687	31
PNC Financial Services Group, Inc.	1,495	81
Regions Financial Corp.	3,570	22
State Street Corp.	1,432	59
SunTrust Banks, Inc.	1,525	37
U.S. Bancorp	5,474	143
Wells Fargo & Co.	15,027	420
Zions Bancorporation	522	11
		2,121
Beverages (2.3%):
Brown-Forman Corp., Class B	293	22
Coca-Cola Co.	6,504	442
Coca-Cola Enterprises, Inc.	923	26
Constellation Brands, Inc., Class A (b)	508	10
Dr Pepper Snapple Group, Inc.	629	24
Molson Coors Brewing Co.	451	20
PepsiCo, Inc.	4,491	288
		832
Biotechnology (0.9%):
Amgen, Inc. (b)	2,642	144
Biogen Idec, Inc. (b)	687	70
Gilead Sciences, Inc. (b)	2,236	95
Life Technologies Corp. (b)	508	23
		332
Brokerage Services (0.4%):
Charles Schwab Corp.	2,846	43
Thermo Fisher Scientific, Inc. (b)	1,089	65
Waters Corp. (b)	260	23
		131
Building Materials (0.1%):
Masco Corp.	1,017	11
Vulcan Materials Co.	367	12
		23
Building-Residential & Commercial (0.0%):
D.R. Horton, Inc.	798	9

Casino Services (0.0%):
International Game Technology	852	16

Chemicals (1.9%):
Air Products & Chemicals, Inc.	602	53
Airgas, Inc.	198	14
CF Industries Holdings, Inc.	203	32
Dow Chemical Co.	3,340	116
E.I. du Pont de Nemours & Co.	2,639	136
Eastman Chemical Co.	202	19
Ecolab, Inc.	659	33
FMC Corp.	204	18
Monsanto Co.	1,523	112
PPG Industries, Inc.	449	38
Praxair, Inc.	864	90
Sigma-Aldrich Corp.	346	23
		684
Coal (0.3%):
Alpha Natural Resources, Inc. (b)	644	27
Consol Energy, Inc.	644	35

See notes to schedules of investments.

Security Description	Shares	Value
Peabody Energy Corp.	769	$44
		106
Commercial Services (0.8%):
Cintas Corp.	359	12
Fidelity National Information Services, Inc.	765	23
Iron Mountain, Inc.	570	18
Moody’s Corp.	563	20
Netflix, Inc. (b)	124	33
Paychex, Inc.	915	26
Quanta Services, Inc. (b)	614	11
SAIC, Inc. (b)	793	13
Visa, Inc., Class A	1,361	116
		272
Computers (0.3%):
Accenture PLC, Class A	1,839	109

Computers & Peripherals (6.9%):
Apple Computer, Inc. (b)	2,627	1,026
Cisco Systems, Inc.	15,627	250
Computer Sciences Corp.	441	15
Dell, Inc. (b)	4,665	76
EMC Corp. (b)	5,846	152
Hewlett-Packard Co.	5,893	207
International Business Machines Corp.	3,441	626
Lexmark International Group, Inc. (b)	225	7
NetApp, Inc. (b)	1,045	50
SanDisk Corp. (b)	677	29
Teradata Corp. (b)	480	26
Western Digital Corp. (b)	660	23
		2,487
Consumer Products (0.5%):
Clorox Co.	379	27
Colgate-Palmolive Co.	1,389	117
Fortune Brands, Inc.	438	27
Newell Rubbermaid, Inc.	827	13
		184
Containers & Packaging (0.1%):
Ball Corp.	477	19
Bemis, Inc.	299	9
Owens-Illinois, Inc. (b)	466	11
Sealed Air Corp.	455	10
		49
Cosmetics & Toiletries (1.8%):
Avon Products, Inc.	1,222	32
Estee Lauder Cos., Class A	324	34
International Flavors & Fragrances, Inc.	228	14
Kimberly-Clark Corp.	1,116	73
Procter & Gamble Co.	7,931	488
		641
Cruise Lines (0.1%):
Carnival Corp.	1,227	41

Data Processing (0.1%):
The Dun & Bradstreet Corp.	140	10
Total System Services, Inc.	460	9
		19
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,241	97

See notes to schedules of investments.

Security Description	Shares	Value
Fastenal Co.	838	$28
		125
E-Commerce & Services (0.8%):
Amazon.com, Inc. (b)	1,015	226
Monster Worldwide, Inc. (b)	367	4
Priceline.com, Inc. (b)	141	76
		306
Electrical Equipment (0.4%):
Emerson Electric Co.	2,136	105
W.W. Grainger, Inc.	165	24
		129
Electronics (1.9%):
Amphenol Corp., Class A	500	24
FLIR Systems, Inc.	454	13
General Electric Co.	30,132	540
Johnson Controls, Inc.	1,928	71
L-3 Communications Holdings, Inc.	302	24
Molex, Inc.	395	9
PerkinElmer, Inc.	320	8
		689
Energy-Alternative Sources (0.1%):
First Solar, Inc. (b)	154	18

Engineering (0.1%):
Fluor Corp.	495	32
Jacobs Engineering Group, Inc. (b)	360	14
		46
Entertainment (0.6%):
The Walt Disney Co.	5,370	207

Environmental Control (0.2%):
Republic Services, Inc.	862	25
Stericycle, Inc. (b)	244	20
Waste Management, Inc.	1,347	42
		87
Financial Services (2.7%):
American Express Co.	2,972	149
Ameriprise Financial, Inc.	688	37
BlackRock, Inc.	273	49
Capital One Financial Corp.	1,304	62
CME Group, Inc.	191	55
Discover Financial Services	1,550	40
E*TRADE Financial Corp. (b)	715	11
Equifax, Inc.	350	12
Federated Investors, Inc., Class B	265	6
Goldman Sachs Group, Inc.	1,471	199
H&R Block, Inc.	867	13
IntercontinentalExchange, Inc. (b)	209	26
Janus Capital Group, Inc.	529	5
Legg Mason, Inc.	423	12
MasterCard, Inc., Class A	268	81
Morgan Stanley	4,223	94
NYSE Euronext	744	25
SLM Corp.	1,498	23
T. Rowe Price Group, Inc.	738	42
The Nasdaq OMX Group, Inc. (b)	427	10
Western Union Co.	1,796	35
		986

See notes to schedules of investments.

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.3%):
Safeway, Inc.	1,006	$20
SUPERVALU, Inc.	603	5
Sysco Corp.	1,658	51
The Kroger Co.	1,723	43
		119
Food Processing & Packaging (1.5%):
Campbell Soup Co.	519	17
ConAgra, Inc.	1,162	30
Dean Foods Co. (b)	520	6
General Mills, Inc.	1,814	68
H.J. Heinz Co.	914	48
Hershey Foods Corp.	436	24
Hormel Foods Corp.	395	11
J.M. Smucker Co.	330	26
Kellogg Co.	711	40
Kraft Foods, Inc., Class A	4,994	172
McCormick & Co., Inc.	376	18
Mead Johnson Nutrition Co., Class A	581	41
Sara Lee Corp.	1,662	32
Tyson Foods, Inc., Class A	852	15
		548
Forest Products & Paper (0.2%):
International Paper Co.	1,242	37
MeadWestvaco Corp.	482	15
Weyerhaeuser Co.	1,530	30
		82
Health Care (0.9%):
CareFusion Corp. (b)	635	17
Coventry Health Care, Inc. (b)	421	13
DaVita, Inc. (b)	271	23
DENTSPLY International, Inc.	400	15
Humana, Inc.	478	36
McKesson Corp.	716	58
Medtronic, Inc.	3,038	110
WellPoint, Inc.	1,043	70
		342
Healthcare-Products (0.3%):
Covidien PLC	1,408	72
Edwards Lifesciences Corp. (b)	326	23
		95
Heavy Machinery (0.8%):
Caterpillar, Inc.	1,831	181
Deere & Co.	1,192	93
		274
Home Builders (0.0%):
Lennar Corp., Class A	457	8
Pulte Group, Inc. (b)	957	7
		15
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,391	8

Hotels & Motels (0.2%):
Marriott International, Inc., Class A	807	26
Starwood Hotels & Resorts Worldwide, Inc.	554	31
Wynn Resorts Ltd.	216	33
		90

See notes to schedules of investments.

Security Description	Shares	Value
Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	406	$9
Whirlpool Corp.	217	15
		24
Insurance (3.6%):
ACE Ltd.	959	64
Aetna, Inc.	1,078	45
Aflac, Inc.	1,329	61
Allstate Corp.	1,486	41
American International Group, Inc.	1,239	35
Aon Corp.	939	45
Assurant, Inc.	274	10
Berkshire Hathaway, Inc., Class B (b)	4,919	365
CIGNA Corp.	769	38
Cincinnati Financial Corp.	463	13
Genworth Financial, Inc., Class A (b)	1,394	12
Hartford Financial Services Group, Inc.	1,265	30
Lincoln National Corp.	891	24
Loews Corp.	883	35
Marsh & McLennan Cos., Inc.	1,556	46
MetLife, Inc.	3,003	124
Principal Financial Group	913	25
Progressive Corp.	1,857	36
Prudential Financial, Inc.	1,386	81
The Chubb Corp.	831	52
The Travelers Cos., Inc.	1,190	66
Torchmark Corp.	324	13
Unum Group	875	21
XL Group PLC	879	18
		1,300
Internet Business Services (1.8%):
Akamai Technologies, Inc. (b)	530	13
eBay, Inc. (b)	3,245	106
Expedia, Inc.	567	18
Google, Inc., Class A (b)	714	431
Juniper Networks, Inc. (b)	1,515	35
Symantec Corp. (b)	2,147	41
VeriSign, Inc.	479	15
		659
Internet Service Provider (0.1%):
Yahoo!, Inc. (b)	3,702	49

Investment Companies (0.2%):
Franklin Resources, Inc.	410	52
Invesco Ltd.	1,313	29
		81
Lodging (0.0%):
Wyndham Worldwide Corp.	483	17

Machine-Diversified (0.4%):
Cummins, Inc.	558	59
Dover Corp.	530	32
Flowserve Corp.	159	16
Rockwell Automation, Inc.	410	29
Roper Industries, Inc.	272	22
		158
Machinery-Construction & Mining (0.1%):
Joy Global, Inc.	298	28

Manufacturing-Diversified (0.6%):
Illinois Tool Works, Inc.	1,421	71

See notes to schedules of investments.

Security Description	Shares	Value
Ingersoll-Rand PLC	941	$35
Leucadia National Corp.	563	19
Parker Hannifin Corp.	461	36
Tyco International Ltd.	1,332	59
		220
Manufacturing-Miscellaneous (0.9%):
3M Co.	2,019	176
Danaher Corp.	1,547	76
ITT Industries, Inc.	523	28
Pall Corp.	330	16
Textron, Inc.	785	18
		314
Media (1.0%):
Cablevision Systems Corp., Class A	654	16
Discovery Communications, Inc., Class A (b)	791	32
News Corp., Class A	6,493	104
Scripps Networks Interactive, Class A	258	12
Time Warner, Inc.	3,042	107
Viacom, Inc., Class B	1,662	80
		351
Medical Services (0.8%):
Express Scripts, Inc. (b)	1,504	81
Laboratory Corp. of America Holdings (b)	285	26
Quest Diagnostics, Inc.	447	24
UnitedHealth Group, Inc.	3,078	153
		284
Medical Supplies (1.1%):
Baxter International, Inc.	1,621	94
Becton Dickinson & Co.	622	52
Boston Scientific Corp. (b)	4,342	31
C.R. Bard, Inc.	243	24
Intuitive Surgical, Inc. (b)	112	45
Patterson Cos., Inc.	272	8
St. Jude Medical, Inc.	934	43
Stryker Corp.	948	52
Varian Medical Systems, Inc. (b)	333	21
Zimmer Holdings, Inc. (b)	545	33
		403
Medical-Information Systems (0.1%):
Cerner Corp. (b)	412	27

Mining (0.3%):
Cliffs Natural Resources, Inc.	411	37
Newmont Mining Corp.	1,403	78
		115
Motorcycles (0.1%):
Harley-Davidson, Inc.	671	29

Newspapers (0.0%):
Gannett Co., Inc.	683	9

Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	300	9
Pitney Bowes, Inc.	579	13
Staples, Inc.	2,026	33
Xerox Corp.	3,981	37
		92
Oil & Gas (0.1%):
Marathon Petroleum Corp. (b)	1,011	44

See notes to schedules of investments.

Security Description	Shares	Value
Oil & Gas Exploration-Production & Services (2.5%):
Anadarko Petroleum Corp.	1,414	$117
Apache Corp.	1,089	135
Cabot Oil & Gas Corp.	297	22
Chesapeake Energy Corp.	1,869	64
Denbury Resources, Inc. (b)	1,129	22
Devon Energy Corp.	1,202	95
Diamond Offshore Drilling, Inc.	198	13
EOG Resources, Inc.	763	78
EQT Corp.	425	27
Helmerich & Payne, Inc.	304	21
Murphy Oil Corp.	550	35
Nabors Industries Ltd. (b)	816	21
Newfield Exploration Co. (b)	376	25
Noble Energy, Inc.	501	50
ONEOK, Inc.	304	22
Pioneer Natural Resources Co.	332	31
QEP Resources, Inc.	502	22
Range Resources Corp.	456	30
Rowan Cos., Inc. (b)	362	14
Southwestern Energy Co. (b)	988	44
		888
Oil Companies-Integrated (6.5%):
Chevron Corp.	5,712	594
ConocoPhillips Co.	4,016	289
Exxon Mobil Corp.	13,996	1,117
Hess Corp.	859	59
Marathon Oil Corp.	2,023	62
Occidental Petroleum Corp.	2,310	227
		2,348
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	344	14
Tesoro Corp. (b)	408	10
Valero Energy Corp.	1,620	41
		65
Oilfield Services & Equipment (2.2%):
Baker Hughes, Inc.	1,235	96
Cameron International Corp. (b)	696	39
FMC Technologies, Inc. (b)	683	31
Halliburton Co.	2,600	142
National-Oilwell Varco, Inc.	1,202	97
Noble Corp.	716	27
Schlumberger Ltd.	3,855	348
		780
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	251	19

Pharmaceuticals (5.9%):
Abbott Laboratories	4,416	227
Allergan, Inc.	866	70
AmerisourceBergen Corp.	778	30
Bristol-Myers Squibb Co.	4,847	139
Cardinal Health, Inc.	996	44
Celgene Corp. (b)	1,315	78
Cephalon, Inc. (b)	219	18
Eli Lilly & Co.	2,894	111
Forest Laboratories, Inc. (b)	813	30
Hospira, Inc. (b)	477	24
Johnson & Johnson	7,788	505
Medco Health Solutions, Inc. (b)	1,136	71
Merck & Co., Inc.	8,770	299

See notes to schedules of investments.

Security Description	Shares	Value
Mylan Laboratories, Inc. (b)	1,248	$28
Pfizer, Inc.	22,449	432
Watson Pharmaceuticals, Inc. (b)	359	24
		2,130
Pipelines (0.4%):
El Paso Corp.	2,185	45
Spectra Energy Corp.	1,847	50
Williams Cos., Inc.	1,671	53
		148
Primary Metal & Mineral Production (0.4%):
Freeport-McMoRan Copper & Gold, Inc.	2,691	142
Titanium Metals Corp.	256	5
		147
Publishing (0.1%):
McGraw-Hill Cos., Inc.	866	36
R.R. Donnelley & Sons Co.	533	10
The Washington Post Co., Class B	15	6
		52
Radio & Television (0.7%):
Comcast Corp., Class A	7,859	189
Time Warner Cable, Inc., Class A	956	70
		259
Railroads (0.8%):
CSX Corp.	3,133	77
Norfolk Southern Corp.	1,004	76
Union Pacific Corp.	1,394	143
		296
Real Estate Investment Trusts (1.6%):
Apartment Investment & Management Co., Class A	340	9
AvalonBay Communities, Inc.	248	33
Boston Properties, Inc.	414	44
Equity Residential Properties Trust	837	52
HCP, Inc.	1,154	42
Health Care REIT, Inc.	502	26
Host Hotels & Resorts, Inc.	1,950	31
Kimco Realty Corp.	1,156	22
Plum Creek Timber Co., Inc.	460	18
Prologis, Inc.	1,289	46
Public Storage, Inc.	398	48
Simon Property Group, Inc.	833	100
Ventas, Inc.	827	45
Vornado Realty Trust	466	44
		560
Real Estate Services (0.1%):
CB Richard Ellis Group, Inc., Class A (b)	829	18

Restaurants (1.2%):
Darden Restaurants, Inc.	388	20
McDonald’s Corp.	2,948	255
Starbucks Corp.	2,130	85
Yum! Brands, Inc.	1,323	70
		430
Retail (0.4%):
CarMax, Inc. (b)	642	20
Chipotle Mexican Grill, Inc. (b)	88	29

See notes to schedules of investments.

Security Description	Shares	Value
Target Corp.	1,958	$101
		150
Retail-Apparel/Shoe (0.3%):
Abercrombie & Fitch Co., Class A	249	18
Gap, Inc.	1,110	21
Limited Brands, Inc.	717	27
Ross Stores, Inc.	332	25
Urban Outfitters, Inc. (b)	354	12
		103
Retail-Department Stores (0.4%):
J.C. Penney Co., Inc.	606	19
Kohl’s Corp.	799	44
Macy’s, Inc.	1,213	35
Nordstrom, Inc.	477	24
Sears Holdings Corp. (b)	122	8
		130
Retail-Discount (1.0%):
Big Lots, Inc. (b)	214	8
Family Dollar Stores, Inc.	347	18
TJX Cos., Inc.	1,097	61
Wal-Mart Stores, Inc.	5,426	286
		373
Retail-Drug Stores (0.7%):
CVS Caremark Corp.	3,852	140
Walgreen Co.	2,601	102
		242
Retail-Food (0.1%):
Whole Foods Market, Inc.	424	28

Retail-Specialty Stores (1.0%):
AutoZone, Inc. (b)	72	21
Bed Bath & Beyond, Inc. (b)	708	41
Best Buy Co., Inc.	917	25
GameStop Corp., Class A (b)	402	10
Lowe’s Cos., Inc.	3,699	80
The Home Depot, Inc.	4,524	158
Tiffany & Co.	363	29
		364
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	694	11

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,496	12
People’s United Financial, Inc.	1,083	14
		26
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	346	17
DeVry, Inc.	174	11
		28
Semiconductors (2.2%):
Advanced Micro Devices, Inc. (b)	1,641	12
Altera Corp.	915	38
Analog Devices, Inc.	851	29
Applied Materials, Inc.	3,745	46
Broadcom Corp., Class A	1,356	50
Intel Corp.	15,064	336
JDS Uniphase Corp. (b)	645	9
KLA-Tencor Corp.	477	19

See notes to schedules of investments.

Security Description	Shares	Value
Linear Technology Corp.	647	$19
LSI Logic Corp. (b)	1,721	13
MEMC Electronic Materials, Inc. (b)	655	5
Microchip Technology, Inc.	541	18
Micron Technology, Inc. (b)	2,447	18
National Semiconductor Corp.	685	17
Novellus Systems, Inc. (b)	254	8
NVIDIA Corp. (b)	1,706	24
Teradyne, Inc. (b)	527	7
Texas Instruments, Inc.	3,299	98
Xilinx, Inc.	755	24
		790
Software & Computer Services (3.8%):
Adobe Systems, Inc. (b)	1,433	40
Autodesk, Inc. (b)	656	23
Automatic Data Processing, Inc.	1,420	73
BMC Software, Inc. (b)	502	22
CA, Inc.	1,078	24
Citrix Systems, Inc. (b)	534	38
Cognizant Technology Solutions Corp., Class A (b)	864	60
Compuware Corp. (b)	620	6
Electronic Arts, Inc. (b)	945	21
F5 Networks, Inc. (b)	230	21
Fiserv, Inc. (b)	408	25
Intuit, Inc. (b)	777	36
Microsoft Corp.	21,084	578
Oracle Corp.	11,071	339
Red Hat, Inc. (b)	548	23
Salesforce.com, Inc. (b)	342	49
		1,378
Staffing (0.0%):
Robert Half International, Inc.	417	11

Steel (0.4%):
AK Steel Holding Corp.	313	4
Allegheny Technologies, Inc.	302	18
Nucor Corp.	898	35
Precision Castparts Corp.	409	66
United States Steel Corp.	408	16
		139
Telecommunications (0.1%):
Frontier Communications Corp.	2,828	21

Telecommunications-Services & Equipment (1.5%):
Agilent Technologies, Inc. (b)	989	42
American Tower Corp., Class A (b)	1,127	59
Corning, Inc.	4,460	71
Harris Corp.	361	15
Jabil Circuit, Inc.	559	10
MetroPCS Communications, Inc. (b)	754	12
Motorola Mobility Holdings, Inc. (b)	838	19
Motorola Solutions, Inc. (b)	965	43
QUALCOMM, Inc.	4,743	260
Tellabs, Inc.	1,032	4
		535
Television (0.5%):
CBS Corp., Class B	1,900	52
The DIRECTV Group, Inc., Class A (b)	2,181	111
		163
Tobacco (1.6%):
Altria Group, Inc.	5,948	156

See notes to schedules of investments.

Security Description	Shares	Value
Lorillard, Inc.	408	$43
Philip Morris International, Inc.	5,053	360
Reynolds American, Inc.	961	34
		593
Tools & Hardware Manufacturing (0.1%):
Snap-on, Inc.	165	9
Stanley Black & Decker, Inc.	478	32
		41
Toys (0.1%):
Hasbro, Inc.	387	15
Mattel, Inc.	988	27
		42
Transportation Services (0.9%):
C.H. Robinson Worldwide, Inc.	463	33
Expeditors International of Washington, Inc.	603	29
FedEx Corp.	897	78
United Parcel Service, Inc., Class B	2,802	194
		334
Trucking & Leasing (0.0%):
Ryder System, Inc.	146	8

Utilities-Electric (3.0%):
Ameren Corp.	685	20
American Electric Power Co.	1,369	51
CenterPoint Energy, Inc.	1,209	24
CMS Energy Corp.	717	14
Consolidated Edison Co. of New York, Inc.	831	44
Constellation Energy Group, Inc.	570	22
Dominion Resources, Inc.	1,636	79
DTE Energy Co.	481	24
Duke Energy Corp.	3,783	70
Edison International	926	35
Entergy Corp.	506	34
Exelon Corp.	1,882	83
FirstEnergy Corp.	1,188	53
Integrys Energy Group, Inc.	221	11
NextEra Energy, Inc.	1,199	66
NiSource, Inc.	794	16
Northeast Utilities	502	17
NRG Energy, Inc. (b)	685	17
Pepco Holdings, Inc.	641	12
PG&E Corp.	1,131	47
Pinnacle West Capital Corp.	310	13
PPL Corp.	1,640	46
Progress Energy, Inc.	837	39
Public Service Enterprise Group, Inc.	1,437	47
SCANA Corp.	325	13
Southern Co.	2,413	95
TECO Energy, Inc.	611	11
The AES Corp. (b)	1,866	23
Wisconsin Energy Corp.	664	20
Xcel Energy, Inc.	1,376	33
		1,079
Utilities-Natural Gas (0.1%):
NICOR, Inc.	129	7
Sempra Energy	680	35
		42
Utilities-Telecommunications (2.5%):
AT&T, Inc.	16,825	492

See notes to schedules of investments.

Security Description	Shares	Value
CenturyTel, Inc.	1,747	$65
Sprint Nextel Corp. (b)	8,500	36
Verizon Communications, Inc.	8,038	283
Windstream Corp.	1,449	18
		894
Total Common Stocks (Cost $14,028)		33,537

Investment Companies (4.1%)
SPDR Trust Series I (d)	11,600	1,497

Total Investment Companies (Cost $1,529)		1,497

Total Investments (Cost $16,395) — 99.3%		35,872

Other assets in excess of liabilities — 0.7%		254

NET ASSETS — 100.0%		$36,126

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	Investment in affiliate and represents 0.1% of net assets.

(d)	All or a portion of this security has been designated as collateral for futures contracts.

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

	Contracts	Value
Futures Contracts (4.1%):
S&P 500 Index, expiring September 19, 2011	23	$1,482

Total Futures Contracts (Cost $1,457)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (91.9%)
California (16.4%):
Berkeley Revenue, Berkeley-Albany YMCA, 0.06% (a), 7/1/38, LOC Wells Fargo Bank N.A.	$3,000	$3,000
California State Kindergarten, GO
Series B3, 0.24% (a), 5/1/34, LOC Citibank N.A.	5,525	5,525
Series B5, 0.16% (a), 5/1/34, LOC Citibank N.A.	7,000	7,000
California Statewide Communities Development Authority Revenue, Rady Children’s Hospital, Series C, 0.06% (a), 8/15/36, LOC Northern Trust Co.	5,000	5,000
Los Angeles Wastewater System Revenue, Sub-Series A, 0.05% (a), 6/1/28, LOC JPMorgan Chase Bank	6,400	6,400
Santa Clara Electric Revenue, Sub-Series B, 0.07% (a), 7/1/27, LOC Bank of America N.A.	5,000	5,000
South Placer Wastewater Authority Revenue, Series B, 0.04% (a), 11/1/35, LOC U.S. Bank N.A.	3,000	3,000
		34,925
Colorado (4.2%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.13% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
University of Colorado Hospital Authority Revenue, Series B, 0.06% (a), 11/15/31, LOC JPMorgan Chase Bank	4,000	4,000
		9,000
District of Columbia (0.1%):
State Revenue, Lowell School, Inc. Project, 0.25% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300

Florida (5.1%):
Florida Development Finance Corp., IDR, 4504 30th Street West LLC Project, 0.25% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,035	3,035
Florida Gulf Coast University Financing Corp. Revenue, Housing Project, Series A, 0.05% (a), 2/1/35, LOC Wachovia Bank N.A.	4,675	4,675
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.13% (a), 3/1/25, LOC Bank of America N.A.	3,150	3,150
		10,860
Idaho (1.0%):
Idaho State, GO, TAN, 2.00%, 6/29/12	2,000	2,031

Illinois (6.9%):
Finance Authority Revenue, Kohl Children’s Museum, 0.09% (a), 7/1/34, LOC Northern Trust Co.	1,000	1,000
Finance Authority Revenue, YMCA Metro Chicago Project, 0.06% (a), 6/1/34, LOC Harris Trust & Savings Bank	2,400	2,400
Hanover Park, IDR, Spectra-Tech, Inc. Project, 0.55% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	605	605
Illinois Finance Authority Revenue, Dominican University, 0.08% (a), 3/1/36, LOC JPMorgan Chase Bank	6,875	6,875
Illinois Finance Authority Revenue, The Carle Foundation Hospital, Series B, 0.03% (a), 2/15/33, LOC Northern Trust Co.	1,675	1,675
Lake County, IDR, Northpoint Associates LLC Project, 0.13% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
		14,755
Indiana (0.5%):
Fort Wayne, EDR, PHD, Inc. Project, 0.28% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,000	1,000

Kentucky (4.5%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.25% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,600	3,600

See notes to schedules of investments.

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Inc., Series B-3, 0.05% (a), 8/15/38, LOC Branch Banking & Trust	$6,000	$6,000
		9,600
Louisiana (1.2%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.05% (a), 7/1/47, LOC Bank of New York	2,500	2,500

Maryland (3.3%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.12% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, 0.21% (a), 7/1/41, LOC SunTrust Bank	3,700	3,700
		7,040
Massachusetts (4.4%):
State Department of Transportation, Metropolitan Highway System Revenue, Series A-1, 0.05% (a), 1/1/37, LOC Citibank N.A.	7,800	7,800
State Health & Educational Facilities Authority Revenue, The Children’s Hospital Corp., Series N-1, 0.04% (a), 10/1/29, LOC TD Bank N.A.	1,500	1,500
		9,300
Michigan (3.0%):
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.29% (a), 3/1/30, LOC Comerica Bank	6,300	6,300

Minnesota (0.4%):
New Brighton, IDR, Donatelle Holdings Project, 0.30% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	800	800

Mississippi (4.2%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project
Series F, 0.23% (a), 12/1/30, Guaranteed by Chevron Corp.	4,000	4,000
Series G, 0.19% (a), 11/1/35, Guaranteed by Chevron Corp.	5,000	5,000
		9,000
Missouri (0.7%):
St. Charles County, IDR, Cedar Ridge Project, 0.10% (a), 5/15/31, FNMA	1,480	1,480

New Jersey (3.0%):
State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.05% (a), 7/1/37, LOC TD Bank N.A.	3,000	3,000
Visiting Nurse Association, EDR, 0.15% (a), 6/1/31, LOC Sun Bank N.A.	3,400	3,400
		6,400
North Carolina (0.5%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.12% (a), 12/1/24, LOC Bank of America N.A.	960	960

Ohio (13.5%):
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.13% (a), 7/1/38, LOC JPMorgan Chase Bank	6,715	6,715
Lyndhurst, EDR, Hawken School Project, 0.08% (a), 5/1/27, LOC National City Bank	4,385	4,385
Lyndhurst, GO, BAN
1.10%, 3/14/12	750	752
1.25%, 8/18/11	650	650
Mentor, GO, BAN, 1.50%, 8/26/11	2,740	2,741
Montgomery County Cultural Facilities Revenue, Dayton Art Institute Project, 0.10% (a), 9/1/21, LOC U.S. Bank N.A.	2,730	2,730
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.26% (a), 12/1/44, LOC Bank of America N.A.	2,000	2,000

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Ohio State Water Development Authority Revenue, Timken Co., 0.06% (a), 11/1/25, LOC Northern Trust Co.	$3,500	$3,500
Portage County Health Care Facilities Revenue, 0.63% (a), 2/1/17, LOC National City Bank	1,220	1,220
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.08% (a), 7/1/39, LOC U.S. Bank N.A.	3,900	3,900
		28,593
Pennsylvania (4.0%):
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.08% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Philadelphia Airport Revenue, Series C, 0.06% (a), 6/15/25, LOC TD Bank N.A., AMT	4,700	4,700
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.10% (a), 9/1/39, LOC PNC Bank N.A.	2,000	2,000
		8,400
Texas (5.5%):
Harris County Health Facilities Development Corp. Hospital Revenue, Baylor College of Medicine, Series B, 0.20% (a), 11/15/47, LOC JPMorgan Chase Bank	6,400	6,400
Metropolitan Higher Education Authority Revenue, University of Dallas Project, 0.13% (a), 8/1/38, LOC JPMorgan Chase Bank	5,300	5,300
		11,700
Vermont (2.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.07% (a), 12/1/30, LOC TD Banknorth N.A.	4,490	4,490

Virginia (1.0%):
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.27% (a), 7/1/37, LOC Branch Banking & Trust	2,100	2,100

Washington (1.4%):
Washington State Economic Development Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.25% (a), 1/1/33, LOC U.S. Bank N.A., AMT	2,915	2,915

West Virginia (2.2%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.08% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

Wisconsin (2.8%):
Eau Claire Area School District Revenue, Tax & Revenue Anticipation Promissory Notes, 1.00%, 8/26/11	6,000	6,001

Total Municipal Bonds (Amortized Cost $195,165)		195,165

Investment Companies (8.0%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.01% (b)	17,028,580	17,029

Total Investment Companies (Amortized Cost $17,029)		17,029

Total Investments (Amortized Cost $212,194) (c) — 99.9%		212,194

Other assets in excess of liabilities — 0.1%		139

NET ASSETS — 100.0%		$212,333

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/11.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/11.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

TAN	Tax Anticipation Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	July 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.9%)
Bank of Nova Scotia NY, 0.03% (a), 8/1/11	$1,149	$1,149

Total Commercial Paper (Amortized Cost $1,149)		1,149

Common Stocks (99.6%)
Agricultural Operations (1.9%):
Archer-Daniels-Midland Co.	77,000	2,339

Banks (12.4%):
Bank of America Corp.	272,000	2,641
Fifth Third Bancorp	137,000	1,733
JPMorgan Chase & Co.	89,000	3,600
U.S. Bancorp	115,000	2,997
Wells Fargo & Co.	159,000	4,443
		15,414
Chemicals (3.1%):
CF Industries Holdings, Inc.	12,000	1,864
Potash Corp. of Saskatchewan, Inc.	35,000	2,023
		3,887
Coal (1.0%):
Alpha Natural Resources, Inc. (b)	29,000	1,239

Commercial Services (1.0%):
United Rentals, Inc. (b)	54,000	1,243

Computers & Peripherals (4.6%):
Cisco Systems, Inc.	157,000	2,507
Hewlett-Packard Co.	91,000	3,200
		5,707
Cosmetics & Toiletries (1.6%):
Kimberly-Clark Corp.	10,000	654
Procter & Gamble Co.	21,000	1,291
		1,945
Electronics (6.6%):
Avnet, Inc. (b)	71,000	2,080
General Electric Co.	241,000	4,316
Visteon Corp. (b)	28,000	1,756
		8,152
Financial Services (2.1%):
Morgan Stanley	118,000	2,625

Heavy Machinery (1.2%):
Deere & Co.	19,000	1,492

Insurance (1.5%):
MetLife, Inc.	44,000	1,813

Investment Companies (1.3%):
Invesco Ltd.	72,000	1,597

Manufacturing-Diversified (3.0%):
Illinois Tool Works, Inc.	34,000	1,693
Parker Hannifin Corp.	25,000	1,976
		3,669
Manufacturing-Miscellaneous (1.0%):
3M Co.	14,500	1,263

Medical Services (0.5%):
UnitedHealth Group, Inc.	12,000	596

See notes to schedules of investments.

Security Description	Shares	Value
Minerals (3.2%):
BHP Billiton Ltd., Sponsored ADR	19,400	$1,776
New Gold, Inc. (b)	203,000	2,192
		3,968
Mining (10.0%):
Agnico-Eagle Mines Ltd.	43,000	2,397
Barrick Gold Corp.	63,000	2,997
Coeur d’Alene Mines Corp. (b)	33,000	901
Hecla Mining Co. (b)	102,000	793
Newmont Mining Corp.	50,000	2,780
Pan American Silver Corp.	49,000	1,479
Silver Wheaton Corp.	30,000	1,082
		12,429
Oil & Gas (1.1%):
Suncor Energy, Inc.	37,000	1,414

Oil & Gas Exploration-Production & Services (14.4%):
Apache Corp.	35,000	4,330
Chesapeake Energy Corp.	155,000	5,324
DryShips, Inc. (b)	488,000	1,830
ENSCO International PLC, Sponsored ADR	27,000	1,438
QEP Resources, Inc.	47,000	2,060
Transocean Ltd.	46,000	2,832
		17,814
Oil Companies-Integrated (6.3%):
Chevron Corp.	18,000	1,872
Exxon Mobil Corp.	37,000	2,952
Hess Corp.	44,000	3,017
		7,841
Oilfield Services & Equipment (2.8%):
Weatherford International Ltd. (b)	156,000	3,419

Pharmaceuticals (4.8%):
Johnson & Johnson	10,000	648
Merck & Co., Inc.	69,000	2,355
Pfizer, Inc.	153,000	2,944
		5,947
Primary Metal & Mineral Production (1.3%):
Freeport-McMoRan Copper & Gold, Inc.	30,000	1,589

Railroads (1.9%):
Union Pacific Corp.	23,000	2,357

Retail-Discount (1.2%):
Wal-Mart Stores, Inc.	27,000	1,423

Retail-Drug Stores (0.6%):
Walgreen Co.	18,000	703

Semiconductors (3.5%):
Applied Materials, Inc.	139,000	1,712
Intel Corp.	120,000	2,680
		4,392
Software & Computer Services (2.1%):
Microsoft Corp.	96,000	2,630

Steel (1.3%):
United States Steel Corp.	40,000	1,600

Utilities-Electric (2.3%):
The AES Corp. (b)	235,000	2,893

See notes to schedules of investments.

Value
Total Common Stocks (Cost $116,898)	$123,400

Total Investments (Cost $118,047) — 100.5%	124,549

Liabilities in excess of other assets — (0.5)%	(603)

NET ASSETS — 100.0%	$123,946

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

July 31, 2011 (Unaudited)

1.   Federal Tax Information:

At July 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$25,232	$1,737	$(1,652)	$85
Core Bond Index Fund	38,439	1,116	(496)	620
Diversified Stock Fund	3,302,691	384,896	(104,618)	280,278
Established Value Fund	707,320	132,192	(12,306)	119,886
Financial Reserves Fund	375,744	—	(10)	(10)
Fund for Income	769,774	25,431	(13,611)	11,820
Global Equity Fund	5,310	1,058	(152)	906
Institutional Money Market Fund	1,278,024	—	(28)	(28)
International Fund	61,267	14,643	(1,577)	13,066
International Select Fund	61,320	11,577	(1,151)	10,426
Investment Grade Convertible Fund	27,435	3,714	(868)	2,846
Large Cap Growth Fund	144,521	39,687	(3,130)	36,557
National Municipal Bond Fund	149,957	5,340	(79)	5,261
Ohio Municipal Bond Fund	93,039	5,397	(89)	5,308
Prime Obligations Fund	320,468	—	(34)	(34)
Small Company Opportunity Fund	723,469	134,342	(25,519)	108,823
Special Value Fund	777,520	190,191	(51,917)	138,274
Stock Index Fund	18,448	19,980	(2,556)	17,424
Value Fund	120,910	12,432	(8,793)	3,639

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 23 series portfolios (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value.  The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Federal Money Market Fund, Financial Reserves Fund, Government Reserves Fund, Institutional Money Market Fund, Ohio Municipal Money Market Fund, Prime Obligations Fund and Tax-Free Money Market Fund may be valued at amortized cost, which approximates market value.  These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Global Equity Fund, International Fund and International Select Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended July 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	Total
Fund Name	Investments in Securities	Other Financial Investments *	Investments in Securities	Investments in Securities	Other Financial Investments *

Balanced Fund
Collateralized Mortgage Obligations	$—	$—	$177	$177	$—
Commercial Paper	—	—	885	885	—
Common Stocks	16,602	—	—	16,602	—
Corporate Bonds	—	—	1,909	1,909	—
Municipal Bonds	—	—	13	13	—
U.S. Government Agency Securities	—	—	537	537	—
U.S. Government Mortgage Backed Agencies	—	—	2,557	2,557	—
U.S. Treasury Obligations	—	—	2,637	2,637	—
Total	16,602	—	8,715	25,317	—

Core Bond Index Fund
Collateralized Mortgage Obligations	—	—	1,061	1,061	—
Commercial Paper	—	—	562	562	—
Corporate Bonds	—	—	10,359	10,359	—
Municipal Bonds	—	—	72	72	—
U.S. Government Agency Securities	—	—	2,586	2,586	—
U.S. Government Mortgage Backed Agencies	—	—	13,354	13,354	—
U.S. Treasury Obligations	—	—	11,065	11,065	—
Total	—	—	39,059	39,059	—

Diversified Stock Fund
Commercial Paper	—	—	17,767	17,767	—
Common Stocks	3,565,202	—	—	3,565,202	—
Total	3,565,202	—	17,767	3,582,969	—

Established Value Fund
Commercial Paper	—	—	53,324	53,324	—
Common Stocks	763,745	—	—	763,745	—
Exchange Traded Funds	10,137	—	—	10,137	—
Total	773,882	—	53,324	827,206	—

Federal Money Market Fund
Commercial Paper	—	—	78,256	78,256	—
Corporate Bonds	—	—	32,398	32,398	—
U.S. Government Agency Securities	—	—	241,972	241,972	—
U.S. Treasury Obligations	—	—	24,997	24,997	—
Repurchase Agreements	—	—	252,800	252,800	—
Total	—	—	630,423	630,423	—

Financial Reserves Fund
Certificates of Deposit	—	—	27,400	27,400	—
Commercial Paper	—	—	145,575	145,575	—
Corporate Bonds	—	—	43,370	43,370	—
Municipal Bonds	—	—	5,200	5,200	—
U.S. Government Agency Securities	—	—	31,689	31,689	—
Repurchase Agreements	—	—	122,500	122,500	—
Total	—	—	375,734	375,734	—

Fund for Income
Government National Mortgage Association	—		—	550,750		550,750	—
U.S. Treasury Obligations	—		—	230,823		230,823	—
Investment Companies	—		—	21		21	—
Total	—		—	781,594		781,594	—

Global Equity Fund
Common Stocks	3,311	(a)	—	2,691		6,002	—
Exchange Traded Funds	93		—	—		93	—
Cash Equivalents	—		—	121		121	—
Total	3,404		—	2,812		6,216	—

Government Reserves Fund
Commercial Paper	—		—	74,980		74,980	—
Corporate Bonds	—		—	19,267		19,267	—
U.S. Government Agency Securities	—		—	421,403		421,403	—
U.S. Treasury Obligations	—		—	170,020		170,020	—
Total	—		—	685,670		685,670	—

Institutional Money Market Fund
Certificates of Deposit	—		—	96,801		96,801	—
Commercial Paper	—		—	499,392		499,392	—
Corporate Bonds	—		—	137,106		137,106	—
Municipal Bonds	—		—	25,345		25,345	—
U.S. Government Agency Securities	—		—	95,152		95,152	—
Repurchase Agreements	—		—	424,200		424,200	—
Total	—		—	1,277,996		1,277,996	—

International Fund
Common Stocks	9,010	(b)	—	59,692		68,702	—
Exchange Traded Funds	2,118		—	—		2,118	—
Cash Equivalents	—		—	3,513		3,513	—
Total	11,128		—	63,205		74,333	—

International Select Fund
Common Stocks	11,947	(c)	—	56,015		67,962	—
Exchange Traded Funds	362		—	—		362	—
Cash Equivalents	—		—	3,422		3,422	—
Total	12,309		—	59,437		71,746	—

Investment Grade Convertible Fund
Convertible Corporate Bonds	—		—	23,680		23,680	—
Convertible Preferred Stocks	4,187		—	2,414	(d)	6,601	—
Total	4,187		—	26,094		30,281	—

Large Cap Growth Fund
Commercial Paper	—		—	12,217		12,217	—
Common Stocks	168,861		—	—		168,861	—
Total	168,861		—	12,217		181,078	—

National Municipal Bond Fund
Municipal Bonds	—		—	144,981		144,981	—
Investment Companies	—		—	10,237		10,237	—
Total	—		—	155,218		155,218	—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	94,374		94,374	—
Investment Companies	—		—	3,973		3,973	—
Total	—		—	98,347		98,347	—

Ohio Municipal Money Market Fund
Municipal Bonds	—	—	154,438	154,438	—
Investment Companies	—	—	5,940	5,940	—
Total	—	—	160,378	160,378	—

Prime Obligations Fund
Certificates of Deposit	—	—	24,900	24,900	—
Commercial Paper	—	—	131,927	131,927	—
Corporate Bonds	—	—	41,914	41,914	—
Municipal Bonds	—	—	6,100	6,100	—
U.S. Government Agency Securities	—	—	25,793	25,793	—
Repurchase Agreements	—	—	89,800	89,800	—
Total	—	—	320,434	320,434	—

Small Company Opportunity Fund
Commercial Paper	—	—	53,363	53,363	—
Common Stocks	772,775	—	—	772,775	—
Exchange Traded Funds	6,154	—	—	6,154	—
Total	778,929	—	53,363	832,292	—

Special Value Fund
Commercial Paper	—	—	3,107	3,107	—
Common Stocks	912,687	—	—	912,687	—
Total	912,687	—	3,107	915,794	—

Stock Index Fund
Commercial Paper	—	—	838	838	—
Common Stocks	33,537	—	—	33,537	—
Investment Companies	1,497	—	—	1,497	—
Futures Contracts	—	25	—	—	25
Total	35,034	25	838	35,872	25

Tax-Free Money Market Fund
Municipal Bonds	—	—	195,165	195,165	—
Investment Companies	—	—	17,029	17,029	—
Total	—	—	212,194	212,194	—

Value Fund
Commercial Paper	—	—	1,149	1,149	—
Common Stocks	123,400	—	—	123,400	—
Total	123,400	—	1,149	124,549	—

*

Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a)

Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; Avago Technologies Ltd. listed under Singapore; TE Connectivity Ltd. listed under Switzerland; all securities listed under Bermuda, Brazil, Canada, Netherlands and United States and all ADR’s.

(b)

Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; LyondellBasell Industries NV, Class A, listed under Netherlands; all securities listed under Bermuda, Brazil, Canada and United States and all ADR’s.

(c)	Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; all securities listed under Brazil, Netherlands and United States and all ADR’s.

(d)

Consists of the holdings: PPL Corp. listed under Energy; Aspen Insurance Holdings Ltd. and Newell Financial Trust I listed under Financial Services; and New York Community Capital Trust V and Sovereign Capital Trust IV listed under Savings & Loans.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels as of July 31, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund on its Schedule of Portfolio Investments, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The Global Equity Fund, International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies.  A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract.  The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency).  The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date.  Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The Global Equity Fund, International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.  In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. At July 31, 2011, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Global Equity Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2011, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Large Cap Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), custodian to the Funds named above and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended July 31, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Variable Insurance Funds and/or The Victory Institutional Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At July 31, 2011, the Funds had no securities on loan.

On August 24, 2011, the Board approved the termination of the Lending Agreement.

3. Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds.  The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	September 23, 2011

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2011